AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2005

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933 [ ]

                      POST-EFFECTIVE AMENDMENT NO. 45 [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940 [ ]
                              AMENDMENT NO. 47 [X]


                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)


        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     --------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
      Richard W. Grant, Esquire                     John M. Ford, Esquire
      Morgan, Lewis & Bockius LLP                   Morgan, Lewis & Bockius LLP
      One Oxford Centre                             1701 Market Street
      Pittsburgh, Pennsylvania 15219-6401           Philadelphia, PA  19103-2921

                             It is proposed that this filing become effective
(check appropriate box):

                 [ ] Immediately upon filing pursuant to paragraph (b)
                 [ ] On [insert date] pursuant to paragraph (b)
                 [X] 60 days after filing pursuant to paragraph (a)(1)
                 [ ] On [date] pursuant to paragraph (a)(1)
                 [ ] 75 days after filing pursuant to paragraph (a)(2)
                 [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                November __, 2005

                          CHAMPLAIN SMALL COMPANY FUND

                               INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

   The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The Champlain Small Company Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Advisor Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                     PAGE
                                                                     ----
INVESTMENT STRATEGY...................................................XX
PRINCIPAL RISKS OF INVESTING IN THE FUND..............................XX
PERFORMANCE INFORMATION...............................................XX
FUND FEES AND EXPENSES................................................XX
MORE INFORMATION ABOUT RISK...........................................XX
MORE INFORMATION ABOUT FUND INVESTMENTS...............................XX
INFORMATION ABOUT PORTFOLIO HOLDINGS..................................XX
INVESTMENT ADVISER....................................................XX
PORTFOLIO MANAGERS....................................................XX
PERFORMANCE OF COMPARABLE ACCOUNT.....................................XX
PURCHASING AND SELLING FUND SHARES....................................XX
OTHER POLICIES........................................................XX
DISTRIBUTION OF FUND SHARES...........................................XX
DIVIDENDS AND DISTRIBUTIONS...........................................XX
TAXES.................................................................XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
 CHAMPLAIN SMALL COMPANY FUND.........................................Back Cover

CHAMPLAIN SMALL COMPANY FUND

FUND SUMMARY

Investment Goal                Capital appreciation

Investment Focus               Small capitalization U.S. common stocks

Share Price Volatility         High

Principal Investment Strategy  Investing mainly in common stocks of small companies, and to a lesser extent, medium-sized companies, which have attractive long-term fundamentals, superior appreciation potential and attractive valuations

Investor Profile               Long-term investors who seek capital
                               appreciation and are willing to bear the risk of investing in equity securities in order to seek above-average gains

INVESTMENT STRATEGY

The Fund invests, under normal conditions, at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the investment adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the investment adviser expects to identify a diversified universe of small companies, which trade at a discount to their estimated or intrinsic fair values. As such, the investment adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Fund will be broadly diversified and seek to create value primarily through favorable stock selection. Income is not a factor in selecting investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investments in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The Fund commenced operations on November 30, 2004, and therefore, does not have performance history for a full calendar year. However, the portfolio manager of the Fund managed another mutual fund in a manner substantially similar to the investment strategy of the Fund. For information representing the performance of this other mutual fund see, "Performance of Comparable Account."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  ADVISOR SHARES
                                                                  --------------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                                  None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions (as a percentage of offering price)           None

Redemption Fee (as a percentage of amount redeemed,
 if applicable)*                                                       None

*   The Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)

                                                    ADVISOR SHARES
                                                    --------------
Investment Advisory Fees                                 0.90%

Distribution and Service (12b-1) Fees                    0.25%

Other Expenses                                           X.XX%
                                                         -----
Total Annual Operating Expenses*                         X.XX%

* The Fund's adviser has voluntarily agreed to waive fees and to limit the expenses of the Fund to the extent necessary to keep total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.40%. The adviser may discontinue all or part of this waiver at any time.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

 1 YEAR       3 YEARS      5 YEARS     10 YEARS
 ------       -------      -------     --------
  $XXX         $XXX         $XXX         $XXX

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - www.cipvt.com - by clicking the "Products" link on the homepage followed by the "Fact Sheet" link in the "Products" section. By clicking these links, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar quarter. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 7 to 10 business days following the close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next calendar quarter.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

Champlain Investment Partners, LLC (Adviser) serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 346 Shelburne Road, Burlington, Vermont 05401. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of its average net assets. To maintain this expense limit, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% for the Advisor Shares to recapture any of its prior waivers or reimbursements. For the fiscal year ended July 31, 2005, the Adviser received advisory fees (after waivers), stated as a percentage of the Fund's average daily net assets, at an annual rate of X.XX% from the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report to Shareholders for the period ending July 31, 2005.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals headed by Mr. Scott T. Brayman, CFA. Although Mr. Brayman is primarily responsible for making investment decisions for the Fund, a number of investment team members play an integral part in generating investment ideas and making recommendations for the Fund. The members of the Fund's management team include:

Mr. Scott T. Brayman, CFA, has served as Chief Investment Officer and Managing Partner of the Adviser since September 2004. In addition, Mr. Brayman has led the Adviser's investment team since September 2004 and is primarily responsible for making investment decisions for the Fund. He has managed the Fund since its inception. Prior to joining the Adviser, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. (NL Capital) and served as a portfolio manager at Sentinel Advisors Company

(Sentinel) where he was employed from June 1995 to September 2004. At Sentinel he was responsible for managing small cap and core mid cap strategies. Prior to joining NL Capital and Sentinel, he served as a portfolio manager and Director of Marketing at Argyle Capital Management in Allentown, Pennsylvania. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor's Degree in Business Administration. He earned his Chartered Financial Analyst (CFA) designation in 1995 and is a member of the CFA Institute and the Vermont Securities Analysts Society He has more than 20 years of investment experience.

Mr. Daniel B. Butler, CFA, has been a member of the investment team of the Adviser since September 2004 and primarily serves as the Fund's technology sector analyst. Prior to joining the Adviser, Mr. Butler was a Vice
President and Analyst at NL Capital from August 2004 to September 2004. From June 1998 to July 2004, Mr. Butler was a Senior Equity Analyst for Principal Global Investors where he followed the technology sector for the firm's small cap portfolio managers. Additionally, Mr. Butler held an analyst position at Raymond James Financial from September 1994 to June 1996. Mr. Butler graduated from the University of Massachusetts with a Bachelor's Degree in Mathematics and received his Master's in Business Administration from Indiana University. He earned his Chartered Financial Analyst (CFA) designation in 2001 and is a member of the CFA Institute and the New York Society of Security Analysts. He has more than 10 years of investment experience.

Mr. Van Harissis, CFA, has been a member of the investment team and Partner of the Adviser since September 2004 and primarily serves as the Fund's consumer sector analyst. Prior to joining the Adviser, Mr. Harissis was a Senior Vice President at NL Capital, and served as a portfolio manager at Sentinel from June 1999 to September 2004. At Sentinel he was responsible for managing large cap core equity and balanced strategies. Prior to joining NL Capital and Sentinel, he served as Managing Director and as a portfolio manager at Phoenix Investment Partners, Ltd. Mr. Harissis graduated cum laude from the University of Rochester with a Bachelor's Degree in Economics and received his Master's in Business Administration from the Johnson Graduate School of Management at Cornell University. He earned his Chartered Financial Analyst (CFA) designation in 1989 and is a member of the CFA Institute and the Vermont Securities Analysts Society. He has more than 20 years of investment experience.

Ms. Deborah Healey has been a securities trader and Partner of the Adviser since September 2004 and primarily serves as a securities trader of the Fund. Prior to joining the Adviser, Ms. Healey was a Vice President and small cap equity trader at NL Capital from October 2003 to September 2004. From June 1994 to May 2002, she served as a Senior Vice President and Senior Equity Trader at Putnam Investments, where she was responsible for trading all equities within the financial, capital goods and conglomerates sectors. Before Putnam's move to sector trading, she handled all trading for several small cap managers. Ms. Healey was an active participant in the design and implementation of Putnam's internal trading systems. Prior to joining Putnam Investments, she served as a Senior Equity Trader at Fidelity Investments. Ms. Healey graduated from Dartmouth College with a Bachelor's Degree in Government. She has more than 18 years of investment experience.

Mr. David O'Neal, CFA, has been a member of the investment team and Partner of the Adviser since September 2004 and primarily serves as the Fund's healthcare sector analyst. Prior to joining the Adviser, Mr. O'Neal was a Vice
President and healthcare analyst for small cap and mid cap core strategies at NL Capital from January 2003 to September 2004. From February 1997 to June 2002, he served as Senior Research Analyst at Midwest Research/First Tennessee Securities. Additionally, Mr. O'Neal has over 12 years of investment experience in the healthcare market as a hospital manager and healthcare consultant. Mr. O'Neal graduated cum laude from Vanderbilt University with a Bachelor's Degree in Economics and Mathematics and received his Masters in Business Administration from the University of Chicago. He earned his Chartered Financial Analyst (CFA) designation in 2002 and is a member of the CFA Institute and the Vermont Securities Analysts Society. He has more than 8 years of investment experience.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PERFORMANCE OF COMPARABLE ACCOUNT

The information set forth below represents the performance of another mutual fund managed by Mr. Brayman in a manner substantially similar to the current strategy of the Fund. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The table compares the average annual total returns of the other mutual fund managed by Mr. Brayman to the Russell 2000 Index, an unmanaged index generally representative of the market for stocks of small U.S. companies.

The performance information shown below from January 1, 1996 through December 31, 2003 is the performance of the Sentinel Funds' Small Company Fund (the "Sentinel Fund"), a registered mutual fund managed principally by Mr. Brayman while at Sentinel Advisors Company. The Sentinel Fund had substantially similar investment objectives, policies and strategies as the Fund. The performance information of the Sentinel Fund reflects the sales charges and operating expenses of the Sentinel Fund's Class A Shares. The Fund's Advisor Shares are not subject to sales charges, however, operating expenses of the Fund's Advisor Shares are higher than those of the Sentinel Fund's Class A Shares. If the Sentinel Fund's Class A Shares' performance information (without sales charges) was calculated based on the operating expenses of the Fund's Advisor Shares, the performance information shown below would have been lower.

The bar chart and performance table that follow do not show the performance of the Fund. They show the performance of the Sentinel Fund, a similar mutual fund managed by Mr. Brayman. Mr. Brayman's past performance in managing this similar mutual fund is no guarantee of the future performance of the Fund.

This table compares the Sentinel Fund's average annual total returns for the periods ended December 31, 2003, to those of the Russell 2000 Index.

                                                                                          SINCE
CLASS A SHARES                                     1 YEAR       3 YEARS      5 YEARS    INCEPTION*
---------------------------------------------      ------       -------      -------    ----------
Fund Returns (with sales charge)**                  31.18%         5.69%       13.58%        14.62%

Fund Returns (without sales charge)                 38.09%         7.51%       14.75%        15.35%

Russell 2000 Index (reflects no deduction
 for fees, expenses or taxes)                       47.25%         6.27%        7.13%         8.78%

*   Mr. Brayman began managing the Fund on January 1, 1996.
** Reflects maximum sales charge of 5.00% applicable to Class A Shares of the Sentinel Fund. Advisor Shares of the Fund are not sold subject to a sales charge.

This bar chart shows changes in the performance of the Sentinel Fund's Class A Shares. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.

                1996       21.30%
                1997       21.20%
                1998        7.20%
                1999       15.10%
                2000       39.10%
                2001        4.80%
                2002      -14.10%
                2003       38.10%

The performance information shown above is based on a calendar year. The Sentinel Fund's total return from January 1, 2004 to August 31, 2004 was 1.60%.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

Advisor Shares of the Fund are for individual and retail customers.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-866-773-3238.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Champlain Small Company Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Champlain Small Company Fund
430 West 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, first call 1-866-773-3238 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA #101000695
Champlain Small Company Fund
DDA Account #9870523965
Ref:  account number/ wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase Advisor Shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for IRA accounts). There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at 1-866-773-3238.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (SEC). More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund invests in small/mid cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

    o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

    o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Advisor Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee for Advisor Shares is 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale or exchange of Fund shares may be a taxable event. The gain or loss on the sale or exchange of the Fund's shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                          CHAMPLAIN SMALL COMPANY FUND

INVESTMENT ADVISER

Champlain Investment Partners, LLC
346 Shelburne Road
Burlington, Vermont 05401

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or more information:

By Telephone:     1-866-773-3238

By Mail:          Champlain Small Company Fund
                  P.O. Box 219009
                  Kansas City, MO 64121-9009

By Internet:      www.cipvt.com

From the SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.


                                                                   [INSERT CODE

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                NOVEMBER __, 2005

                          CHAMPLAIN SMALL COMPANY FUND

                              INSTITUTIONAL SHARES

                               INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

   The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The Champlain Small Company Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Institutional Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                    PAGE
                                                                    ----
     INVESTMENT STRATEGY.............................................XX
     PRINCIPAL RISKS OF INVESTING IN THE FUND........................XX
     PERFORMANCE INFORMATION.........................................XX
     FUND FEES AND EXPENSES..........................................XX
     MORE INFORMATION ABOUT RISK.....................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS............................XX
     INVESTMENT ADVISER..............................................XX
     PORTFOLIO MANAGERS..............................................XX
     PERFORMANCE OF COMPARABLE ACCOUNT...............................XX
     PURCHASING AND SELLING FUND SHARES..............................XX
     OTHER POLICIES..................................................XX
     DIVIDENDS AND DISTRIBUTIONS.....................................XX
     TAXES...........................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
       CHAMPLAIN SMALL COMPANY FUND..................................Back Cover

CHAMPLAIN SMALL COMPANY FUND

FUND SUMMARY

Investment Goal                    Capital appreciation

Investment Focus                   Small capitalization U.S. common stocks

Share Price Volatility             High

Principal Investment Strategy      Investing mainly in common stocks of small
                                   companies, and to a lesser extent,
                                   medium-sized companies, which have attractive long-term fundamentals, superior appreciation potential and attractive valuations

Investor Profile                   Long-term investors who seek capital
                                   appreciation and are willing to bear the risk of investing in equity securities in order to seek above-average gains

INVESTMENT STRATEGY

The Fund invests, under normal conditions, at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the investment adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the investment adviser expects to identify a diversified universe of small companies, which trade at a discount to their estimated or intrinsic fair values. As such, the investment adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Fund will be broadly diversified and seek to create value primarily through favorable stock selection. Income is not a factor in selecting investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investments in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The Fund commenced operations on November 30, 2004, and therefore, does not have performance history for a full calendar year. However, the portfolio manager of the Fund managed another mutual fund in a manner substantially similar to the investment strategy of the Fund. For information representing the performance of this other mutual fund see, "Performance of Comparable Account."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                        INSTITUTIONAL SHARES
                                                                                        --------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions             None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)*                             None

*    The Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               INSTITUTIONAL SHARES
                                               --------------------
Investment Advisory Fees                               0.90%
Other Expenses                                         X.XX%
                                                       ----
Total Annual Operating Expenses*                       X.XX%

* The Fund's adviser has voluntarily agreed to waive fees and to limit the expenses of the Fund to the extent necessary to keep total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.25%. The adviser may discontinue all or part of this waiver at any time.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR         3 YEARS          5 YEARS          10 YEARS
         --------       ---------        ---------        ----------
          $ XXX           $ XXX            $ XXX            $ XXX

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund is available on the Fund's website - www.cipvt.com - by clicking the "Products" link on the homepage followed by the "Fact Sheet" link in the "Products" section. By clicking these links, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar quarter. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 7 to 10 business days following the close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next calendar quarter.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

Champlain Investment Partners, LLC (Adviser) serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 346 Shelburne Road, Burlington, Vermont 05401. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. The Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of its average net assets. To maintain this expense limit, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.25% for the Institutional Shares to recapture any of its prior waivers or reimbursements. For the fiscal year ended July 31, 2005, the Adviser received advisory fees (after waivers), stated as a percentage of the Fund's average daily net assets, at an annual rate of X.XX% from the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report to Shareholders for the period ending July 31, 2005.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals headed by Mr. Scott T. Brayman, CFA. Although Mr. Brayman is primarily responsible for making investment decisions for the Fund, a number of investment team members play an integral part in generating investment ideas and making recommendations for the Fund. The members of the Fund's management team include:

Mr. Scott T. Brayman, CFA, has served as Chief Investment Officer and Managing Partner of the Adviser since September 2004. In addition, Mr. Brayman has led the Adviser's investment team since September 2004 and is primarily responsible for making investment decisions for the Fund. He has managed the Fund since its inception. Prior to joining the Adviser, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. (NL Capital) and served as a portfolio manager at Sentinel Advisors Company (Sentinel) where he was employed from June 1995 to September 2004. At Sentinel he was responsible for managing small cap and core mid cap strategies. Prior to joining NL Capital and Sentinel, he served as a portfolio manager and Director of Marketing at Argyle Capital Management in Allentown, Pennsylvania. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor's Degree in Business Administration. He earned his Chartered Financial Analyst (CFA) designation in 1995 and is a member of the CFA Institute and the Vermont Securities Analysts Society He has more than 20 years of investment experience.

Mr. Daniel B. Butler, CFA, has been a member of the investment team of the Adviser since September 2004 and primarily serves as the Fund's technology sector analyst. Prior to joining the Adviser, Mr. Butler was a Vice
President and Analyst at NL Capital from August 2004 to September 2004. From June 1998 to July 2004, Mr. Butler was a Senior Equity Analyst for Principal Global Investors where he followed the technology sector for the firm's small cap portfolio managers. Additionally, Mr. Butler held an analyst position at Raymond James Financial from September 1994 to June 1996. Mr. Butler graduated from the University of Massachusetts with a Bachelor's Degree in Mathematics and received his Master's in Business Administration from Indiana University. He earned his Chartered Financial Analyst (CFA) designation in 2001 and is a member of the CFA Institute and the New York Society of Security Analysts. He has more than 10 years of investment experience.

Mr. Van Harissis, CFA, has been a member of the investment team and Partner of the Adviser since September 2004 and primarily serves as the Fund's consumer sector analyst. Prior to joining the Adviser, Mr. Harissis was a Senior Vice President at NL Capital, and served as a portfolio manager at Sentinel from June 1999 to September 2004. At Sentinel he was responsible for managing large cap core equity and balanced strategies. Prior to joining NL Capital and Sentinel, he served as Managing Director and as a portfolio manager at Phoenix Investment Partners, Ltd. Mr. Harissis graduated cum laude from the University of Rochester with a Bachelor's Degree in Economics and received his Master's in Business Administration from the Johnson Graduate School of Management at Cornell University. He earned his Chartered Financial Analyst (CFA) designation in 1989 and is a member of the CFA Institute and the Vermont Securities Analysts Society. He has more than 20 years of investment experience.

Ms. Deborah Healey has been a securities trader and Partner of the Adviser since September 2004 and primarily serves as a securities trader of the Fund. Prior to joining the Adviser, Ms. Healey was a Vice President and small cap equity trader at NL Capital from October 2003 to September 2004. From June 1994 to May 2002, she served as a Senior Vice President and Senior Equity Trader at Putnam Investments, where she was responsible for trading all equities within the financial, capital goods and conglomerates sectors. Before Putnam's move to sector trading, she handled all trading for several small cap managers. Ms. Healey was an active participant in the design and implementation of Putnam's internal trading systems. Prior to joining Putnam Investments, she served as a Senior Equity Trader at Fidelity Investments. Ms. Healey graduated from Dartmouth College with a Bachelor's Degree in Government. She has more than 18 years of investment experience.

Mr. David O'Neal, CFA, has been a member of the investment team and Partner of the Adviser since September 2004 and primarily serves as the Fund's healthcare sector analyst. Prior to joining the Adviser, Mr. O'Neal was a Vice
President and healthcare analyst for small cap and mid cap core strategies at NL Capital from January 2003 to September 2004. From February 1997 to June 2002, he served as Senior Research Analyst at Midwest Research/First Tennessee Securities. Additionally, Mr. O'Neal has over 12 years of investment experience in the healthcare market as a hospital manager and healthcare consultant. Mr. O'Neal graduated cum laude from Vanderbilt University with a Bachelor's Degree in Economics and Mathematics and received his Masters in Business Administration from the University of Chicago. He earned his Chartered Financial Analyst (CFA) designation in 2002 and is a member of the CFA Institute and the Vermont Securities Analysts Society. He has more than 8 years of investment experience.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PERFORMANCE OF COMPARABLE ACCOUNT

The information set forth below represents the performance of another mutual fund managed by Mr. Brayman in a manner substantially similar to the current strategy of the Fund. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The table compares the average annual total returns of the other mutual fund managed by Mr. Brayman to the Russell 2000 Index, an unmanaged index generally representative of the market for stocks of small U.S. companies.

The performance information shown below from January 1, 1996 through December 31, 2003 is the performance of the Sentinel Funds' Small Company Fund (the "Sentinel Fund"), a registered mutual fund managed principally by Mr. Brayman while at Sentinel Advisors Company. The Sentinel Fund had substantially similar investment objectives, policies and strategies as the Fund. The performance information of the Sentinel Fund reflects the sales charges and operating expenses of the Sentinel Fund's Class A Shares. The Fund's Institutional Shares are not subject to sales charges, however, operating expenses of the Fund's Institutional Shares are higher than those of the Sentinel Fund's Class A Shares. If the Sentinel Fund's Class A Shares' performance information (without sales charges) was calculated based on the operating expenses of the Fund's Institutional Shares, the performance information shown below would have been lower.

The bar chart and performance table that follow do not show the performance of the Fund. They show the performance of the Sentinel Fund, a similar mutual fund managed by Mr. Brayman. Mr. Brayman's past performance in managing this similar mutual fund is no guarantee of the future performance of the Fund.

This table compares the Sentinel Fund's average annual total returns for the periods ended December 31, 2003, to those of the Russell 2000 Index.

CLASS A SHARES                                                         1 YEAR     3 YEARS     5 YEARS    SINCE INCEPTION*
------------------------------------------------------------------    --------   ---------   ---------   ----------------
Fund Returns (with sales charge)**                                     31.18%      5.69%       13.58%          14.62%
Fund Returns (without sales charge)                                    38.09%      7.51%       14.75%          15.35%
  Russell 2000 Index (reflects no deduction for
  fees, expenses or taxes)                                             47.25%      6.27%        7.13%           8.78%


*    Mr. Brayman began managing the Fund on January 1, 1996.
** Reflects maximum sales charge of 5.00% applicable to Class A Shares of the Sentinel Fund. Institutional Shares of the Fund are not sold subject to a sales charge.

This bar chart shows changes in the performance of the Sentinel Fund's Class A Shares. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.

                                1996        21.30%
                                1997        21.20%
                                1998         7.20%
                                1999        15.10%
                                2000        39.10%
                                2001         4.80%
                                2002       -14.10%
                                2003        38.10%

The performance information shown above is based on a calendar year. The Sentinel Fund's total return from January 1, 2004 to August 31, 2004 was 1.60%.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

Institutional Shares of the Fund are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-866-773-3238.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Champlain Small Company Fund
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Champlain Small Company Fund
430 West 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, first call 1-866-773-3238 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA #101000695
Champlain Small Company Fund
DDA Account #9870523965
Ref: account number/ wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at 1-866-773-3238.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (SEC). More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund invests in small/mid cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale or exchange of Fund shares may be a taxable event. The gain or loss on the sale or exchange of the Fund's shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                          CHAMPLAIN SMALL COMPANY FUND

INVESTMENT ADVISER

Champlain Investment Partners, LLC
346 Shelburne Road
Burlington, Vermont 05401

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:     1-866-773-3238

By Mail:          Champlain Small Company Fund
                  P.O. Box 219009
                  Kansas City, MO 64121-9009

By Internet:      www.cipvt.com

From the SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                               SEPTEMBER 30, 2005

                        LIBERTY CORNER STANDARD & POOR'S
                        COMMODITY INDEX TOTAL RETURN FUND

                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                          LIBERTY CORNER ADVISORS, LLC

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Liberty Corner Standard & Poor's Commodity Index Total Return Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate series. The series have individual investment goals and strategies. This prospectus gives you important information about the shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                           PAGE
     FUND INVESTMENT OBJECTIVE ............................................ 1
     PRINCIPAL INVESTMENT STRATEGIES ...................................... 1
     PRINCIPAL RISKS OF INVESTING IN THE FUND ............................. 2
     PERFORMANCE INFORMATION .............................................. 3
     FUND FEES AND EXPENSES ............................................... 3
     MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK ..................... 5
     MORE INFORMATION ABOUT FUND INVESTMENTS .............................. 7
     INFORMATION ABOUT PORTFOLIO HOLDINGS ................................. 8
     INVESTMENT ADVISER ................................................... 8
     PORTFOLIO MANAGERS ................................................... 8
     PURCHASING AND SELLING FUND SHARES ................................... 9
     OTHER POLICIES ....................................................... 15
     DISTRIBUTION OF FUND SHARES .......................................... 18
     DIVIDENDS AND DISTRIBUTIONS .......................................... 18
     TAXES ................................................................ 18
HOW TO OBTAIN MORE INFORMATION ABOUT THE
LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX
TOTAL RETURN COMMODITIES FUND ....................................... Back Cover

                LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX
                          TOTAL RETURN COMMODITIES FUND


FUND INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long term capital appreciation through investment returns that substantially correlate to the performance of the Standard & Poor's Commodity Index Replication Index (SPCI-RI). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of commodity-linked derivative instruments backed by a portfolio of U.S. Government securities and other debt obligations. The Fund anticipates that it will pursue its investment strategy through the use of swap agreements that provide synthetic economic exposure to the various segments of the commodity markets. These swap agreements generally provide for the Fund to receive an income stream from the swap counterparty based on the price appreciation (or depreciation) of an agreed-upon commodity index, portion of an index, or single commodity, while obligating the Fund to pay an income stream to the swap counterparty based on an agreed-upon fixed rate of return. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The commodity-linked derivative instruments in which the Fund may invest include commodity swap agreements, options, futures contracts, and options on futures contracts, as well as commodity-linked notes, which provide exposure to the investment returns of the commodities markets as an alternative to direct investments in physical commodities. The Fund's commodity-linked derivative instruments will be allocated among a variety of different commodity sectors, based on the weightings of the Fund's benchmark index, the SPCI-RI. The SPCI-RI measures the price changes and rebalancing trading profits and interest return on cash in a collateral account in a crosssection of agricultural and industrial commodities with actively-traded futures contracts. The SPCI-RI includes only commodities in the Energy, Metals, Grains, Livestock, and Fibers & Softs sectors that are consumed for industrial use, and is weighted based on the dollar value of Commercial Open Interest (COI) for each component commodity. The Fund endeavors to replicate the SPCI-RI by following the benchmark's weightings and methodology. Commodity index benchmarks "roll" and rebalance according to a stated methodology and replication is therefore expected to be more active than with traditional asset class benchmarks.

The Fund will invest in debt securities as collateral for its investments in commodity-linked derivative instruments. These investments are designed to provide a relatively stable base of collateral for the Fund's commodity-linked derivative positions. These debt securities may include bonds, debentures, notes, master notes, and other debt securities of U.S. and non-U.S. corporate and other issuers, issued publicly or through private placements, including commercial paper, as well as U.S. Government securities, agencies and government sponsored enterprises, municipal securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, event-linked securities, inflation-indexed bonds, and repurchase agreements. The rate of interest on these debt securities may be fixed, floating or variable.

The Fund's portfolio of debt securities will have a minimum credit quality that is investment grade, defined as Baa by Moody's, or BBB by either S&P or Fitch. The average portfolio duration of the debt securities portion of the Fund's portfolio normally will not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund's investments in debt securities is normally not expected to exceed three years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. The Adviser believes that this short duration range minimizes exposure to price changes of its portfolio of debt securities due to interest rate volatility and related risk while still offering the potential opportunity for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MANAGEMENT RISK - The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

COMMODITIES MARKET VOLATILITY RISK - Because the Fund invests commodity-linked derivative instruments, it is exposed to the price movements of the commodities markets and subject the Fund to the risk that it may perform poorly during a downturn in those markets. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. In addition, the returns of the SPCI-RI have at times been and likely will continue to be extremely volatile over relatively short periods depending on the movements in the commodity sectors in which the index may be concentrated at any particular time. Therefore, to the extent the Fund allocates its commodity-linked derivative investments in the same way as the weightings of the Standard and Poor's Commodity Index, the returns on the commodity-linked portion of the Fund's investments may also from time to time be extremely volatile and fluctuate significantly over relatively short periods as well as over the long term.

DERIVATIVES RISK - The Fund's use of commodity-linked derivative instruments such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the commodities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from counterparties to commodity-linked derivative instruments in which the Fund invests. If a counterparty defaults on its payment obligations to the Fund, this default may cause the value of your investment in the Fund to decrease.

DEBT SECURITIES RISK - The market value of the Fund's debt securities will change in response to interest rate changes and other factors, such as market perceptions of an issuer's credit risk. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

ADVERSE TAX TREATMENT RISK - The status of commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") is not certain. The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns. For more information on the tax treatment of the Fund, see "Tax Information."

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                   5.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                  None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions (as a percentage of offering price)           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
if applicable)*                                                       2.00%
--------------------------------------------------------------------------------

----------
* This redemption fee is only applicable to shares sold within 30 days of their purchase date. This fee is not a sales charge and is payable directly to the Fund. In addition, the Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Advisory Fees                                     1.05%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%
--------------------------------------------------------------------------------
Other Expenses*                                              1.25%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                            2.55%
--------------------------------------------------------------------------------
Less Fee Waivers and Expense Reimbursements                  1.05%
--------------------------------------------------------------------------------
Net Expenses                                                 1.50%
--------------------------------------------------------------------------------

-----------
*    Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the "Net Expenses" shown above through November 30, 2006. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recover the difference between the "Total Annual Operating Expenses" and the "Net Expenses" above to recapture any of its prior waivers or reimbursements.

For more information about Investment Advisory fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        --------------------------------------------------------------
                     1 YEAR                           3 YEARS
        --------------------------------------------------------------
                      $XXX                             $XXX
        --------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's investment adviser invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

DERIVATIVES RISK - Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps as discussed below) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes.

         FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. At the Adviser's discretion, the Fund may from time to time hold futures contracts into delivery notice period, which may result in the issuance of delivery certificates by the associated futures exchange. In those circumstances, it is the Adviser's intention to re-tender delivery certificates and repurchase deferred futures contracts in order to forgo delivery of the physical commodity.

         OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

         SWAP AGREEMENTS - A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements. The Fund may enter into swap agreements for purposes of attempting to gain exposure to a particular group of commodities or to an index of commodities without actually purchasing those stocks, or to hedge a position. The Funds will use swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with traditional securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

         COMMODITY-LINKED STRUCTURED NOTES - A "commodity-linked" or "index-linked" note pays a return linked to the performance of a commodity or basket of commodities over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity (or basket). These notes may be referred to as "structured" because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other corporations. The values of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. At maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In addition to the risks discussed above, the Fund's use of derivatives will subject the Fund to the following risks:

          o Hedging risk - The success of a hedging strategy may depend on the Advisor's ability to accurately predict movements in the prices of individual securities or commodities, fluctuations in markets, and movements in interest rates.

          o Leverage risk - The leverage associated with derivative instruments may cause the Fund to experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

          o Correlation risk - There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of derivatives.

          o Liquidity risk - There may not be a liquid secondary market for derivatives. The commodity-linked notes and swaps in which the fund will invest may be illiquid and thus, they may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

          o Trading restrictions - Trading restrictions or limitations may be imposed by an exchange or applicable governmental regulations.

          o Counterparty credit risk - The Fund will be subject to credit risk with respect to derivative contracts entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. This is a principal risk for the Fund because it will normally invest in commodity-linked derivative instruments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser typically requires that the Fund's counterparties to commodity-linked derivative instruments post collateral equivalent to their obligations under the derivative. Moreover, the Fund typically enters into commodity-linked derivative transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

A NOTE ON COMMODITY - LINKED DERIVATIVE INSTRUMRNTS - The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and commodity-linked "structured" notes (together with commodity swap agreements, "commodity-linked derivative investments").

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal that it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a monthly basis, the Fund will post its complete portfolio holdings on the internet at http://sei2funds.seic.com/libertycorner. The information on the website is provided with a lag of at least 30 days.

INVESTMENT ADVISER

Liberty Corner Advisors, LLC (Adviser), a Delaware limited liability company formed in 2005, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 47 Maple Street, Suite 101, Summit, NJ 07901. As of [September 1, 2005], the Adviser had approximately [$12] billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.05% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.50% through November 30, 2006. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total annual operating expenses and 1.50% to recapture any of its prior waivers or reimbursements.

PORTFOLIO MANAGERS


Mr. Basil Bourque has served as Managing Director of the Adviser since January 2005 and as Managing Director of Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since January 2000. He has co-managed the Fund since its inception. He has more than [18] years of investment experience. He has managed portfolios of various commodity indexes (including the Goldman Sachs Commodity Index and the Commodity Research Bureau Index ("CRB Index")) and component markets (energy, grains and softs) since 1986 through market making and arbitrage activities. He also was a member of the committee which instituted changes to the CRB Index in 1992 and 1995.

Mr. William T. Pigott has served as Managing Director of the Adviser since January 2005 and as Managing Director of Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since January 2000. He has co-managed the Fund since its inception. He has more than [18] years of investment experience, 14 of which have been specific to managing fixed income investments.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call [TELEPHONE NUMBER TO BE PROVIDED].

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Liberty Corner Standard & Poor's Commodity Index Total Return Fund
P.O. Box 219009
Kansas City MO 64121-9009

EXPRESS MAIL ADDRESS

Liberty Corner Standard & Poor's Commodity Index Total Return Fund 430 W 7th Street
Kansas City MO 64105

BY WIRE

To open an account by wire, first call [TELEPHONE NUMBER TO BE PROVIDED] for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA#: 101000695
Liberty Corner Standard & Poor's Commodity Index Total Return Fund
DDA# 9870523965
Ref: account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Because swap agreements and most other commodity-linked derivative instruments do not trade on securities markets, these instruments will ordinarily be priced based on their fair value as of the time the Fund calculates its NAV. The use of fair value pricing is also designed to minimize the risk of price arbitrage based on the time differential between the close of the commodities markets and the time as of which the Fund calculates NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000. There is a $100 minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

SALES CHARGES

FRONT-END SALES CHARGES -CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

----------------------------------------------------------------------------------------------------------

                                            YOUR SALES CHARGE AS A           YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                   PERCENTAGE OF OFFERING PRICE    PERCENTAGE OF YOUR NET INVESTMENT
----------------------------------------------------------------------------------------------------------
Less than $100,000                                [5.00%]                             X.XX%
$100,000 but less than $250,000                    X.XX%                              X.XX%
$250,000 but less than $500,000                    X.XX%                              X.XX
$500,000 but less than $1,000,000                  X.XX%                              X.XX
$1,000,000 and over                                [None]                            [None]
----------------------------------------------------------------------------------------------------------

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Fund or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

[WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o    through reinvestment of dividends and distributions;

o    through a Liberty Corner Advisors, LLC asset allocation account;

o by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares); o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

o by directors, employees and retirees of Liberty Corner Advisors, LLC and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;

o    by Trustees and officers of The Advisors' Inner Circle Fund II;

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.]

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares of the Fund you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the Fund's sales charges may be obtained free of charge by calling toll-free [TELEPHONE NUMBER TO BE PROVIDED] or on the Fund's website at [URL ADDRESS TO BE PROVIDED].

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at [TELEPHONE NUMBER TO BE PROVIDED].

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund invests in derivatives linked to the performance of commodities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in more traditional securities. In instances where a significant event that affects the value of one or more investments held by the Fund takes place after the close of its primary trading market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a commodity caused by this event until the commodities market reopens (sometimes referred to as "price" arbitrage).

This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of its commodity-linked derivatives for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

          o Shareholders are restricted from making more than 2 "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

          o The Fund assesses a redemption fee of 2% on redemptions by shareholders of shares if sold within 30 days of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

          o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2% redemption fee on redemptions of shares if sold within 30 days of their purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the shares of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. For example, certain group retirement plans' processing systems are incapable of properly applying the Fund's redemption fee to its underlying participants.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) redemptions resulting from certain transfers upon the death of a shareholder; (ii) redemptions by certain pension plans as required by law or by regulatory authorities; and (iii) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at net asset value next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class A Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee for Class A Shares is 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign securities, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning whether certain commodity-linked derivative instruments entered into by the Fund should constitute securities for purposes of the Qualifying Income test. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

BENCHMARK INFORMATION

"Standard & Poor's (R)", "S&P(R)" and "SPCI" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Liberty Corner Advisors. The Product(s) is/are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

The Product(s) is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the S&P Commodity Index to track the performance of the United States physical commodities market. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P Commodity Index that is determined, composed and calculated by S&P without regard to the Licensee or the Product(s). S&P has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the S&P Commodity Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S&P has not obligation or liability in connection with the administration, marketing or trading of the Product(s).

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Any changes in the foregoing disclaimers and limitations must be approved in advance in writing by an authorized officer of S&P.

       LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX TOTAL RETURN FUND

INVESTMENT ADVISER

Liberty Corner Advisors, LLC
47 Maple Street, Suite 101
Summit, NJ 07901

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     [TELEPHONE NUMBER TO BE PROVIDED]

BY MAIL: Liberty Corner Standard & Poor's Commodity Index Total Return Fund [ADDRESS TO BE PROVIDED]



FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.




                                                                   [Insert Code]

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                                NOVEMBER __, 2005

                           REAVES SELECT RESEARCH FUND

                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                             W.H. REAVES & CO., INC.

   The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The Reaves Select Research Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                      PAGE
                                                                      ----
     INVESTMENT STRATEGY AND PRINCIPAL RISKS..........................XX
     PERFORMANCE INFORMATION AND EXPENSES.............................XX
     MORE INFORMATION ABOUT RISK......................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS.............................XX
     INVESTMENT ADVISER...............................................XX
     PORTFOLIO MANAGERS...............................................XX
     HISTORICAL PERFORMANCE DATA OF THE ADVISER.......................XX
     PURCHASING AND SELLING FUND SHARES...............................XX
     OTHER POLICIES...................................................XX
     DISTRIBUTION OF FUND SHARES......................................XX
     DIVIDENDS AND DISTRIBUTIONS......................................XX
     TAXES............................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         REAVES SELECT RESEARCH FUND..................................Back Cover

REAVES SELECT RESEARCH FUND

FUND SUMMARY

Investment Goal                      Total return from income and capital growth

Investment Focus                     Common stock

Share Price Volatility               Medium to High

Principal Investment Strategy        Investing in securities of companies in the
                                     utilities and energy industries

Investor Profile                     Investors who seek growth of capital and
                                     income and are willing to bear the risk of investing in equity securities in order to seek above-average gains

INVESTMENT STRATEGY

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for (i) the generation, transmission or distribution of electricity, gas or water or (ii) telecommunications activities ("Utilities" or the "Utility Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the areas described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach. The managers may sell a holding if its prospects for growth and income decline or when the managers deem it to be an unattractive investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most total return potential. As a result, poor performance or adverse economic events, affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Because of its active trading strategy the Fund's portfolio turnover rate and transaction costs will generally be higher than funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gain distributions.

PERFORMANCE INFORMATION

The Fund commenced operations on December 22, 2004, and therefore, does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       CLASS A SHARES
                                                                       --------------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                        4.75%*
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                                       None*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions (as a percentage of offering price)                None
Redemption Fee (as a percentage of amount redeemed, if applicable)**        None

* This sales charge varies depending upon how much you invest. Class A purchases without an initial sales charge may be subject to a 1% contingent deferred sales charge if redeemed within 1 year of purchase. See "Contingent Deferred Sales Charges (CDSC) - Class A Shares."
**   The Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              CLASS A SHARES
                                                              --------------

Investment Advisory Fees                                          0.75%
Distribution and Service (12b-1) Fees                             0.35%
Other Expenses                                                    X.XX%
Total Annual Operating Expenses*                                  X.XX%

* The Fund's adviser has voluntarily agreed to waive fees and to limit the expenses of the Fund to the extent necessary to keep total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.65%. The adviser may discontinue all or part of this waiver at any time.

For more information about Investment Advisory fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR                3 YEARS               5 YEARS                 10 YEARS
    ------                -------               -------                 --------
    $ XXX                  $ XXX                 $ XXX                   $ XXX

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, master limited partnerships, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

     o Master Limited Partnerships ("MLPs") - MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive that state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.

Foreign Security Risk - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for growth of total return.

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a monthly basis, the Fund will post its complete portfolio holdings on the internet at http://sei2funds.seic.com/reaves. The information on the website is provided with a lag of at least 30 days.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

W.H. Reaves & Co., Inc. (Adviser), founded in 1961, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 10 Exchange Place, 18th Floor, Jersey City, New Jersey 07302. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has voluntarily agreed to limit the total expenses of the Class A Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.65% of its average net assets. To maintain this expense limit, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.65% for the Class A Shares to recapture any of its prior waivers or reimbursements. For the fiscal year ended July 31, 2005, the Adviser received advisory fees (after waivers), stated as a percentage of the Fund's average daily net assets, at an annual rate of X.XX% from the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report to Shareholders for the period ending July 31, 2005.

PORTFOLIO MANAGERS

The Fund is co-managed by a team of investment professionals who are responsible for the day-to-day management of the Fund.

Mr. William A. Ferer has served as President and Director of Research of the Adviser since February 2003, after serving as Executive Vice President from November 1997 to February 2003 and Vice President from July 1987 to November 1997. Mr. Ferer has also served as a portfolio manager and analyst for the Adviser since 1987. He has co-managed the Fund since its inception. Mr. Ferer has more than 33 years of investment experience.

Mr. William H. Reaves has served as Chairman of the Adviser since February 2003, after serving as Chief Executive Officer from February 2003 to September 2005 and as President from February 1961 to February 2003. He has served as the senior co-manager of the Fund since its inception. Mr. Reaves has more than 51 years of investment experience.

Mr. Ronald J. Sorenson has served as Vice Chairman and Chief Executive Officer of the Adviser since September 2005 and as Chief Investment Officer of the Adviser since November 2002. Previously, he served as Executive Vice President of the Adviser from November 2002 to September 2005 and as Vice President of the Adviser from December 1991 to November 2002. He has co-managed the Fund since its inception. Mr. Sorenson has more than 21 years of investment experience.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following table gives the historical performance of a composite of actual, fee-paying, discretionary equity ERISA accounts (including designated cash reserves) with assets over $1 million (Equity Accounts), managed by the Adviser since 1978, that have investment objectives, policies, strategies, and risks substantially similar to those of the Fund. Up to 15% of the composite portfolio may, at the portfolio manager's discretion, be invested in assets outside of the benchmark. The composite does not reflect all of the firm's assets under management. A complete list and description of the firm's composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. The data does not represent the performance of the Fund. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the composite differs from that of a registered mutual fund such as the Fund. This composite performance data was calculated in accordance with the standards of the Association for Investment Management and Research (AIMR).* All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the Equity Accounts, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions were accounted for on the trade date, and accrual accounting was utilized. Cash and equivalents were included in the performance returns. The composite's dollar-weighted returns were calculated on a time-weighted basis, stated in U.S. dollars. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Equity Accounts that are included in the composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the composite could have been adversely affected if the Equity Accounts in the composite were subject to the federal securities and tax laws.

The investment results for the Adviser's composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.


                                    ADVISER'S COMPOSITE
TIME PERIOD                          (EQUITY AND CASH)               S&P 500(1)             S&P Utilities Index(2)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Average Annual Returns
 (as of 12/31/04)
1 Year                                     23.3%                        10.9%                        24.3%
3 Year                                     5.9%                         3.6%                         3.2%
5 Year                                     6.2%                         -2.3%                        4.1%
10 Year                                    12.1%                        12.1%                        8.8%
15 Year                                    10.2%                        10.9%                        7.5%
20 Year                                    13.1%                        13.2%                        11.3%
1/1/78 - 12/31/04(3)                       14.9%                        13.4%                        12.3%
Cumulative Returns
1/1/78 - 12/31/04(3)                      4165.5%                      2884.6%                      2183.2%


THE ADVISER'S COMPOSITE CHARACTERISTICS
(through December 31, 2004)

          NO. OF       TOTAL       AS A % OF      TOTAL MANAGED      STANDARD
YEAR     ACCOUNTS    (IN $MIL)   TOTAL MANAGED      (IN $ MIL)     DEVIATION(4)
----   ----------   ----------   -------------    -------------   -------------
1978            1   $      1.4             100%   $         1.4            0.00%
1979            1          1.9             100%             1.9            0.00%
1980            1          2.6             100%             2.6            0.00%
1981            6         34.5             100%            34.5            5.05%
1982            8         59.1              91%            64.9            1.46%
1983           11         99.4              97%           102.5            0.90%
1984           13        214.7              98%           219.1            1.00%
1985           17        382.4              90%           424.9            0.77%
1986           18        510.1              81%           629.8            0.83%
1987           19        513.8              80%           642.3            0.41%
1988           20        580.9              81%           717.2            0.27%
1989           22        871.3              79%         1,012.9            0.65%
1990           20        760.2              67%         1,134.6            0.56%

          NO. OF       TOTAL       AS A % OF      TOTAL MANAGED      STANDARD
YEAR     ACCOUNTS    (IN$ MIL)   TOTAL MANAGED      (IN $ MIL)     DEVIATION(4)
----   ----------   ----------   -------------    -------------   -------------
1991           22        808.9              69%         1,172.3            0.43%
1992           19        735.8              72%         1,021.9            1.07%
1993           19        810.0              72%         1,125.0            0.34%
1994           18        741.3              76%           972.0            0.52%
1995           15        814.3              68%         1,190.5            0.33%
1996           15        825.3              69%         1,192.8            0.30%
1997           13        672.6              61%         1,098.0            0.58%
1998           11        698.9              59%         1,205.9            0.35%
1999           11        676.4              59%         1,142.6            0.77%
2000           10        789.6              59%         1,337.5            1.17%
2001           10        689.0              59%         1,174.6            0.85%
2002           10        499.4              54%           931.3            1.04%
2003           10        386.5              41%           932.9            0.68%
2004            8        420.9              24%         1,726.9            0.56%

ANNUAL RETURNS

        ADVISER'S COMPOSITE
YEAR     (EQUITY AND CASH)       S&P 500(5)       S&P Utilities(5)
----   --------------------    ------------    ----------------------
1978                   -1.3%            6.6%                     -3.7%
1979                   30.1%           18.7%                     13.5%
1980                   34.5%           32.5%                     15.2%
1981                   11.7%           -4.9%                     11.9%
1982                   13.0%           21.4%                     26.4%
1983                   34.1%           22.4%                     20.1%
1984                   25.6%            6.1%                     25.9%
1985                   34.9%           31.6%                     32.8%
1986                   26.2%           18.6%                     28.4%
1987                   -0.4%            5.1%                     -2.9%
1988                   15.0%           16.1%                     18.2%
1989                   38.7%           31.5%                     47.0%
1990                   -2.4%           -3.1%                     -2.6%
1991                   12.1%           30.5%                     14.5%
1992                   12.1%            7.6%                      8.3%
1993                   15.8%           10.1%                     14.4%
1994                   -3.3%            1.3%                     -7.9%
1995                   34.7%           37.6%                     41.1%
1996                   10.1%           23.0%                      3.1%
1997                   28.3%           33.4%                     24.7%
1998                   18.4%           28.6%                     14.8%
1999                    2.8%           21.0%                     -8.9%
2000                   25.8%           -9.1%                     59.7%
2001                   -9.5%          -11.9%                    -30.4%
2002                  -19.3%          -22.1%                    -30.0%
2003                   19.4%           28.7%                     26.3%
2004                   23.3%           10.9%                     24.3%

* AIMR is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. AIMR offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These AIMR performance presentation standards are intended to
     (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report.
(1) The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities. Source of the S&P index data is Standard & Poor's Micropal, Inc.
(2) The S&P Utilities Index is an unmanaged index generally representative of the U.S. market for utility stocks. The index does not reflect the investment management fees, brokerage commissions, and other expenses associated with investing in equity securities. Source of the S&P index data is Standard & Poor's Micropal, Inc.
(3)  The Adviser's composite began on January 1, 1978. Results are net of fees.
(4)  Asset-Weighted Net of Fees.
(5) Source of the S&P index data is Standard & Poor's Micropal, Inc. The indices do not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund.

Class A Shares of the Fund are for individual and retail customers.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-866-342-7058.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Reaves Select Research Fund
P.O. Box 219009
Kansas City, MO  64121-9009

EXPRESS MAIL ADDRESS

Reaves Select Research Fund
430 West 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, first call 1-866-342-7058 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA #101000695
Reaves Funds
DDA Account #9870523965
Ref: account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase Class A Shares of the Fund for the first time, you must invest at least $1,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

SALES CHARGES

FRONT-END SALES CHARGES -CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                        YOUR SALES CHARGE AS A        YOUR SALES CHARGE AS A PERCENTAGE
IF YOUR INVESTMENT IS:                PERCENTAGE OF OFFERING PRICE          OF  YOUR NET INVESTMENT
-----------------------------------   ----------------------------    ---------------------------------
Less than $100,000                               4.75%                              4.99%
$100,000 but less than $250,000                  3.50%                              3.63%
$250,000 but less than $500,000                  2.50%                              2.56%
$500,000 but less than $1,000,000                2.00%                              2.04%
$1,000,000 and over*                             None                               None

* Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares, these purchases may be subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. See "Contingent Deferred Sales Charges (CDSC) - Class A Shares."

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Fund or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o    through reinvestment of dividends and distributions;
o    through a W.H. Reaves & Co., Inc. asset allocation account;
o by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
o by directors, employees and retirees of W.H. Reaves & Co., Inc. and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;
o    by Trustees and officers of The Advisors' Inner Circle Fund II;
o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

Rights of Accumulation. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

Letter of Intent. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES (CDSC) - CLASS A SHARES

If you invest $1 million or more in a single purchase, you are able to purchase Class A Shares without an initial sales charge. However, if you sell (redeem) these shares within 1 year of purchase, you may have to pay a contingent deferred sales charge (CDSC) of 1% based on your original purchase price for the shares. For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made. The Fund will use the "first-in, first-out" (FIFO) method when taking the CDSC. You do not have to pay this CDSC if your financial intermediary has made arrangements with the distributor and agrees to waive the commission.

IF YOU SELL YOUR CLASS A SHARES:

The CDSC will be waived if you sell your Class A Shares for the following reasons:

o    to make certain withdrawals from a retirement plan (not including IRAs); or
o    because of death or disability.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the Fund's sales charges may be obtained free of charge by calling toll-free 1-866-342-7058 (please note that the Fund does not have a website).

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-866-342-7058.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take up to 15 days from your date of purchase).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (SEC). More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

In addition, because the Fund invests in small/mid cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class A Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee for Class A Shares is 0.35%.

DIVIDENDS AND DISTRIBUTIONS

The Fund seeks to declare quarterly dividends at fixed rates approved by the Fund's Board. To the extent that the amount of the Fund's net investment income and short-term capital gains is less than the approved fixed rate, some of its dividends may be paid from net capital gains or as a return of shareholder capital. To the extent the amount of the Fund's net investment income and short-term capital gains exceeds the approved fixed rate, the Fund may pay additional dividends. An additional distribution of net capital gains realized by the Fund, if any, may be made annually; provided, however, that no more than one distribution of net capital gains shall be made with respect to any one taxable year of the Fund (other than a permitted, supplemental distribution which does not exceed 10% of the aggregate amount distributed for such taxable year). If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. The Fund's Board will periodically revisit this dividend policy and will make changes if necessary in accordance with the shareholder's best interests.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. If the Fund distributes more than its net investment income and net capital gains, the excess generally would be treated as a nontaxable return of capital that would reduce your cost basis in your Fund shares and would increase your capital gain or decrease your capital loss when you sell your shares.

Each sale or exchange of Fund shares may be a taxable event. The gain or loss on the sale or exchange of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                           REAVES SELECT RESEARCH FUND

INVESTMENT ADVISER

W.H. Reaves & Co., Inc.
10 Exchange Place
18th Floor
Jersey City, New Jersey 07302

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

By Telephone: 1-866-342-7058

By Mail:      Reaves Select Research Fund
              P.O. Box 219009
              Kansas City, MO  64121-9009

From the SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                   [INSERT CODE]

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                NOVEMBER __, 2005

                           REAVES SELECT RESEARCH FUND

                              INSTITUTIONAL SHARES


                               INVESTMENT ADVISER:
                             W.H. REAVES & CO., INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Reaves Select Research Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                         PAGE
  INVESTMENT STRATEGY AND PRINCIPAL RISKS............................     XX
  PERFORMANCE INFORMATION AND EXPENSES...............................     XX
  MORE INFORMATION ABOUT RISK........................................     XX
  MORE INFORMATION ABOUT FUND INVESTMENTS............................     XX
  INFORMATION ABOUT PORTFOLIO HOLDINGS...............................     XX
  INVESTMENT ADVISER.................................................     XX
  PORTFOLIO MANAGERS.................................................     XX
  HISTORICAL PERFORMANCE DATA OF THE ADVISER.........................     XX
  PURCHASING AND SELLING FUND SHARES.................................     XX
  OTHER POLICIES.....................................................     XX
  DIVIDENDS AND DISTRIBUTIONS........................................     XX
  TAXES..............................................................     XX
  HOW TO OBTAIN MORE INFORMATION ABOUT THE
      REAVES SELECT RESEARCH FUND.................................... Back Cover

REAVES SELECT RESEARCH FUND

FUND SUMMARY

--------------------------------------------------------------------------------
INVESTMENT GOAL                     Total return from income and capital growth
--------------------------------------------------------------------------------
INVESTMENT FOCUS                    Common stock
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY              Medium to High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY       Investing in securities of companies in the
                                    utilities and energy industries
--------------------------------------------------------------------------------
INVESTOR PROFILE                    Investors who
                                    seek growth of capital
                                    and income and are
                                    willing to bear the risk
                                    of investing in equity
                                    securities in order to
                                    seek above-average gains
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests in securities of domestic and foreign public utility and energy companies. These include companies involved to a significant extent in providing products, services or equipment for (i) the generation, transmission or distribution of electricity, gas or water or (ii) telecommunications activities ("Utilities" or the "Utility Industry") as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy ("Energy" or the "Energy Industry"). The Fund may also invest in master limited partnerships involving such companies. The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The Fund considers a company to be involved to a significant extent in the Utilities Industry and/or the Energy Industry if at least 50% of its assets, gross income or profits are committed to or derived from activities in the areas described above. The Fund may also invest in municipal utility companies, including rural electric cooperatives and similar organizations. The Fund may utilize an active trading approach. The managers may sell a holding if its prospects for growth and income decline or when the managers deem it to be an unattractive investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries. Fluctuations in the value of securities of companies in the Utilities Industry and/or Energy Industry depend to a large extent on the price and supply of energy fuels. Many utility companies historically have been subject to risks of increases in fuel, power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most total return potential. As a result, poor performance or adverse economic events, affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Because of its active trading strategy the Fund's portfolio turnover rate and transaction costs will generally be higher than funds with less active trading strategies, which may lower fund performance and increase the likelihood of capital gain distributions.

PERFORMANCE INFORMATION

The Fund commenced operations on December 22, 2004, and therefore, does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


--------------------------------------------------------------------------------
                                                          INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)
                                                                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                            None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions
(as a percentage of offering price)                             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
if applicable)*                                                 None
--------------------------------------------------------------------------------

----------
*    The Fund's transfer agent charges a $10 fee for each wire redemption.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
                                                          INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         0.75%
--------------------------------------------------------------------------------
Other Expenses                                                   X.XX%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                 X.XX%
--------------------------------------------------------------------------------

----------
* The Fund's adviser has voluntarily agreed to waive fees and to limit the expenses of the Fund to the extent necessary to keep total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.30%. The adviser may discontinue all or part of this waiver at any time.

For more information about Investment Advisory fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

--------------------------------------------------------------------------------
     1 YEAR               3 YEARS               5 YEARS              10 YEARS
--------------------------------------------------------------------------------
      $XXX                  $XXX                  $XXX                 $XXX
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, master limited partnerships, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

          o MASTER LIMITED PARTNERSHIPS ("MLPS") - MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive that state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.

FOREIGN SECURITY RISK - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for growth of total return.

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a monthly basis, the Fund will post its complete portfolio holdings on the internet at http://sei2funds.seic.com/reaves. The information on the website is provided with a lag of at least 30 days.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

W.H. Reaves & Co., Inc. (Adviser), founded in 1961, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 10 Exchange Place, 18th Floor, Jersey City, New Jersey 07302. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.30% of its average net assets. To maintain this expense limit, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating

Expenses" and 1.30% for the Institutional Shares to recapture any of its prior waivers or reimbursements. For the fiscal year ended July 31, 2005, the Adviser received advisory fees (after waivers), stated as a percentage of the Fund's average daily net assets, at an annual rate of X.XX% from the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report to Shareholders for the period ending July 31, 2005.

PORTFOLIO MANAGERS

The Fund is co-managed by a team of investment professionals who are responsible for the day-to-day management of the Fund.

Mr. William A. Ferer has served as President and Director of Research of the Adviser since February 2003, after serving as Executive Vice President from November 1997 to February 2003 and Vice President from July 1987 to November 1997. Mr. Ferer has also served as a portfolio manager and analyst for the Adviser since 1987. He has co-managed the Fund since its inception. Mr. Ferer has more than 33 years of investment experience.

Mr. William H. Reaves has served as Chairman of the Adviser since February 2003, after serving as Chief Executive Officer from February 2003 to September 2005 and as President from February 1961 to February 2003. He has served as the senior co-manager of the Fund since its inception. Mr. Reaves has more than 51 years of investment experience.

Mr. Ronald J. Sorenson has served as Vice Chairman and Chief Executive Officer of the Adviser since September 2005 and as Chief Investment Officer of the Adviser since November 2002. Previously, he served as Executive Vice President of the Adviser from November 2002 to September 2005 and as Vice President of the Adviser from December 1991 to November 2002. He has co-managed the Fund since its inception. Mr. Sorenson has more than 21 years of investment experience.


The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following table gives the historical performance of a composite of actual, fee-paying, discretionary equity ERISA accounts (including designated cash reserves) with assets over $1 million (Equity Accounts), managed by the Adviser since 1978, that have investment objectives, policies, strategies, and risks substantially similar to those of the Fund. Up to 15% of the composite portfolio may, at the portfolio manager's discretion, be invested in assets outside of the benchmark. The composite does not reflect all of the firm's assets under management. A complete list and description of the firm's composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. The data does not represent the performance of the Fund. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the composite differs from that of a registered mutual fund such as the Fund. This composite performance data was calculated in accordance with the standards of the Association for Investment Management and Research (AIMR).* All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the Equity Accounts, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions were accounted for on the trade date, and accrual accounting was utilized. Cash and equivalents were included in the performance returns. The composite's dollar-weighted returns were calculated on a time-weighted basis, stated in U.S. dollars. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Equity Accounts that are included in the composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the composite could have been adversely affected if the Equity Accounts in the composite were subject to the federal securities and tax laws.

The investment results for the Adviser's composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

                                    ADVISER'S COMPOSITE
TIME PERIOD                          (EQUITY AND CASH)               S&P 500(1)             S&P Utilities Index(2)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Average Annual Returns
 (as of 12/31/04)
1 Year                                     23.3%                        10.9%                        24.3%
3 Year                                     5.9%                         3.6%                         3.2%
5 Year                                     6.2%                         -2.3%                        4.1%
10 Year                                    12.1%                        12.1%                        8.8%
15 Year                                    10.2%                        10.9%                        7.5%
20 Year                                    13.1%                        13.2%                        11.3%
1/1/78 - 12/31/04(3)                       14.9%                        13.4%                        12.3%
Cumulative Returns
1/1/78 - 12/31/04(3)                      4165.5%                      2884.6%                      2183.2%

THE ADVISER'S COMPOSITE CHARACTERISTICS
(THROUGH DECEMBER 31, 2004)

-------------------------------------------------------------------------------------------------------------------
                    NO. OF          TOTAL              AS A % OF               TOTAL MANAGED          STANDARD
 YEAR              ACCOUNTS       (IN $MIL)         TOTAL MANAGED                (IN $ MIL)           DEVIATION(4)
-------------------------------------------------------------------------------------------------------------------
1978                  1              $1.4                100%                    $1.4                   0.00%
-------------------------------------------------------------------------------------------------------------------
1979                  1              1.9                 100%                     1.9                   0.00%
-------------------------------------------------------------------------------------------------------------------
1980                  1              2.6                 100%                     2.6                   0.00%
-------------------------------------------------------------------------------------------------------------------
1981                  6              34.5                100%                    34.5                   5.05%
-------------------------------------------------------------------------------------------------------------------
1982                  8              59.1                 91%                    64.9                   1.46%
-------------------------------------------------------------------------------------------------------------------
1983                 11              99.4                 97%                    102.5                  0.90%
-------------------------------------------------------------------------------------------------------------------
1984                 13             214.7                 98%                    219.1                  1.00%
-------------------------------------------------------------------------------------------------------------------
1985                 17             382.4                 90%                    424.9                  0.77%
-------------------------------------------------------------------------------------------------------------------
1986                 18             510.1                 81%                    629.8                  0.83%
-------------------------------------------------------------------------------------------------------------------
1987                 19             513.8                 80%                    642.3                  0.41%
-------------------------------------------------------------------------------------------------------------------
1988                 20             580.9                 81%                    717.2                  0.27%
-------------------------------------------------------------------------------------------------------------------
1989                 22             871.3                 79%                   1,012.9                 0.65%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                    NO. OF          TOTAL              AS A % OF               TOTAL MANAGED          STANDARD
 YEAR              ACCOUNTS       (IN $MIL)         TOTAL MANAGED                (IN $ MIL)           DEVIATION(4)
-------------------------------------------------------------------------------------------------------------------
1990                 20             760.2                 67%                   1,134.6                 0.56%
-------------------------------------------------------------------------------------------------------------------
1991                 22             808.9                 69%                   1,172.3                 0.43%
-------------------------------------------------------------------------------------------------------------------
1992                 19             735.8                 72%                   1,021.9                 1.07%
-------------------------------------------------------------------------------------------------------------------
1993                 19             810.0                 72%                   1,125.0                 0.34%
-------------------------------------------------------------------------------------------------------------------
1994                 18             741.3                 76%                    972.0                  0.52%
-------------------------------------------------------------------------------------------------------------------
1995                 15             814.3                 68%                   1,190.5                 0.33%
-------------------------------------------------------------------------------------------------------------------
1996                 15             825.3                 69%                   1,192.8                 0.30%
-------------------------------------------------------------------------------------------------------------------
1997                 13             672.6                 61%                   1,098.0                 0.58%
-------------------------------------------------------------------------------------------------------------------
1998                 11             698.9                 59%                   1,205.9                 0.35%
-------------------------------------------------------------------------------------------------------------------
1999                 11             676.4                 59%                   1,142.6                 0.77%
-------------------------------------------------------------------------------------------------------------------
2000                 10             789.6                 59%                   1,337.5                 1.17%
-------------------------------------------------------------------------------------------------------------------
2001                 10             689.0                 59%                   1,174.6                 0.85%
-------------------------------------------------------------------------------------------------------------------
2002                 10             499.4                 54%                     931.3                  1.04%
-------------------------------------------------------------------------------------------------------------------
2003                 10             386.5                 41%                     932.9                  0.68%
-------------------------------------------------------------------------------------------------------------------
2004                  8             420.9                 24%                   1,726.9                  0.56%
-------------------------------------------------------------------------------------------------------------------

ANNUAL RETURNS

----------------------------------------------------------------------------------------------------------------------
                                    ADVISER'S COMPOSITE
YEAR                                 (EQUITY AND CASH)               S&P 500(5)                S&P UTILITIES(5)
----------------------------------------------------------------------------------------------------------------------
1978                                       -1.3%                         6.6%                        -3.7%
----------------------------------------------------------------------------------------------------------------------
1979                                       30.1%                        18.7%                        13.5%
----------------------------------------------------------------------------------------------------------------------
1980                                       34.5%                        32.5%                        15.2%
----------------------------------------------------------------------------------------------------------------------
1981                                       11.7%                        -4.9%                        11.9%
----------------------------------------------------------------------------------------------------------------------
1982                                       13.0%                        21.4%                        26.4%
----------------------------------------------------------------------------------------------------------------------
1983                                       34.1%                        22.4%                        20.1%
----------------------------------------------------------------------------------------------------------------------
1984                                       25.6%                         6.1%                        25.9%
----------------------------------------------------------------------------------------------------------------------
1985                                       34.9%                        31.6%                        32.8%
----------------------------------------------------------------------------------------------------------------------
1986                                       26.2%                        18.6%                        28.4%
----------------------------------------------------------------------------------------------------------------------
1987                                       -0.4%                         5.1%                        -2.9%
----------------------------------------------------------------------------------------------------------------------
1988                                       15.0%                        16.1%                        18.2%
----------------------------------------------------------------------------------------------------------------------
1989                                       38.7%                        31.5%                        47.0%
----------------------------------------------------------------------------------------------------------------------
1990                                       -2.4%                        -3.1%                        -2.6%
----------------------------------------------------------------------------------------------------------------------
1991                                       12.1%                        30.5%                        14.5%
----------------------------------------------------------------------------------------------------------------------
1992                                       12.1%                         7.6%                         8.3%
----------------------------------------------------------------------------------------------------------------------
1993                                       15.8%                        10.1%                        14.4%
----------------------------------------------------------------------------------------------------------------------
1994                                       -3.3%                         1.3%                        -7.9%
----------------------------------------------------------------------------------------------------------------------
1995                                       34.7%                        37.6%                        41.1%
----------------------------------------------------------------------------------------------------------------------
1996                                       10.1%                        23.0%                         3.1%
----------------------------------------------------------------------------------------------------------------------
1997                                       28.3%                        33.4%                        24.7%
----------------------------------------------------------------------------------------------------------------------
1998                                       18.4%                        28.6%                        14.8%
----------------------------------------------------------------------------------------------------------------------
1999                                        2.8%                        21.0%                        -8.9%
----------------------------------------------------------------------------------------------------------------------
2000                                       25.8%                        -9.1%                        59.7%
----------------------------------------------------------------------------------------------------------------------
2001                                       -9.5%                       -11.9%                       -30.4%
----------------------------------------------------------------------------------------------------------------------
2002                                      -19.3%                       -22.1%                       -30.0%
----------------------------------------------------------------------------------------------------------------------
2003                                       19.4%                        28.7%                        26.3%
----------------------------------------------------------------------------------------------------------------------
2004                                       23.3%                        10.9%                        24.3%
----------------------------------------------------------------------------------------------------------------------

------------
* AIMR is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. AIMR offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report.
(1) The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities. Source of the S&P index data is Standard & Poor's Micropal, Inc.

(2) The S&P Utilities Index is an unmanaged index generally representative of the U.S. market for utility stocks. The index does not reflect the investment management fees, brokerage commissions, and other expenses associated with investing in equity securities. Source of the S&P index data is Standard & Poor's Micropal, Inc.
(3) The Adviser's composite began on January 1, 1978. Results are net of fees.
(4)      Asset-Weighted Net of Fees.
(5) Source of the S&P index data is Standard & Poor's Micropal, Inc. The indices do not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Fund.

Institutional Shares of the Fund are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-866-342-7058.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Reaves Select Research Fund
P.O. Box 219009
Kansas City, MO  64121-9009

EXPRESS MAIL ADDRESS

Reaves Select Research Fund
430 West 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, first call 1-866-342-7058 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA #101000695
Reaves Funds
DDA Account #9870523965
Ref: account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-866-342-7058.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (SEC). More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

In addition, because the Fund invests in small/mid cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

         o Shareholders are restricted from making more than 4 "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

         o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund seeks to declare quarterly dividends at fixed rates approved by the Fund's Board. To the extent that the amount of the Fund's net investment income and short-term capital gains is less than the approved fixed rate, some of its dividends may be paid from net capital gains or as a return of shareholder capital. To the extent the amount of the Fund's net investment income and short-term capital gains exceeds the approved fixed rate, the Fund may pay additional dividends. An additional distribution of net capital gains realized by the Fund, if any, may be made annually; provided, however, that no more than one distribution of net capital gains shall be made with respect to any one taxable year of the Fund (other than a permitted, supplemental distribution which does not exceed 10% of the aggregate amount distributed for such taxable year). If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. The Fund's Board will periodically revisit this dividend policy and will make changes if necessary in accordance with the shareholder's best interests.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. If the Fund distributes more than its net investment income and net capital gains, the excess generally would be treated as a nontaxable return of capital that would reduce your cost basis in your Fund shares and would increase your capital gain or decrease your capital loss when you sell your shares.

Each sale or exchange of Fund shares may be a taxable event. The gain or loss on the sale or exchange of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                           REAVES SELECT RESEARCH FUND

INVESTMENT ADVISER

W.H. Reaves & Co., Inc.
10 Exchange Place
18th Floor
Jersey City, New Jersey 07302

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-866-342-7058

BY MAIL:          Reaves Select Research Fund
                  P.O. Box 219009
                  Kansas City, MO  64121-9009

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                   [INSERT CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                          CHAMPLAIN SMALL COMPANY FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                                NOVEMBER __, 2005

                               INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Champlain Small Company Fund (the "Fund"). This SAI should be read in conjunction with the prospectus dated November __, 2005. Capitalized terms not defined herein are defined in the prospectus.

                                TABLE OF CONTENTS

THE TRUST................................................................S-XX
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES..........S-XX
DESCRIPTION OF PERMITTED INVESTMENTS ....................................S-XX
INVESTMENT LIMITATIONS...................................................S-XX
THE ADVISER..............................................................S-XX
THE PORTFOLIO MANAGERS...................................................S-XX
THE ADMINISTRATOR........................................................S-XX
THE DISTRIBUTOR..........................................................S-XX
THE TRANSFER AGENT.......................................................S-XX
THE CUSTODIAN............................................................S-XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................S-XX
LEGAL COUNSEL............................................................S-XX
TRUSTEES AND OFFICERS OF THE TRUST.......................................S-XX
PURCHASING AND REDEEMING SHARES..........................................S-XX
DETERMINATION OF NET ASSET VALUE.........................................S-XX
TAXES....................................................................S-XX
FUND TRANSACTIONS........................................................S-XX
PORTFOLIO HOLDINGS.......................................................S-XX
DESCRIPTION OF SHARES....................................................S-XX
SHAREHOLDER LIABILITY....................................................S-XX
LIMITATION OF TRUSTEES' LIABILITY........................................S-XX
PROXY VOTING.............................................................S-XX
CODE OF ETHICS...........................................................S-XX
5% AND 25% SHAREHOLDERS..................................................S-XX
APPENDIX A - DESCRIPTION OF RATINGS.......................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.........................B-1

November __, 2005

THE TRUST

General. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Fund in Institutional Shares or Advisor Shares; however, Institutional Shares are not currently offered by the Fund. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor."

Voting Rights. Each share held entitles the shareholder of record to one vote. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

Champlain Small Company Fund. The Fund seeks capital appreciation. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of small companies as described in the Prospectus. Consistent with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Fund has adopted a "fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of small companies. This fundamental policy may not be changed by the Fund's Board of Trustees without the consent of shareholders.

Portfolio Turnover Rate. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal year ended July 31, 2005, the portfolio turnover rate for the Fund was as follows:

                       PORTFOLIO TURNOVER RATE
           ------------------------------------------
           FUND                                 2005
           ----------------------------        ------
           Champlain Small Company Fund          X.XX%

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

American Depositary Receipts (ADRs). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least
$1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Description of Ratings" to this SAI.

U.S. Government Securities. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

Securities Lending. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Futures And Options On Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

Restricted Securities - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Short Sales - As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

7. The Fund shall invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of small companies. This fundamental policy may not be changed by the Fund's Board of Trustees without the consent of shareholders.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE ADVISER

General. Champlain Investment Partners, LLC (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2004 and offers investment management services for institutions and retail clients.

Advisory Agreement with the Trust. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. For the fiscal year ended July 31, 2005, the Fund paid the Adviser the following fees:

         FUND                             FEES PAID   FEES WAIVED
         ----------------------------     ---------   -----------
         Champlain Small Company Fund       $ XXX        $ XXX

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a cash base salary and a discretionary quarterly performance bonus paid in cash that is revenue based, and therefore in part based on the value of the Fund's net assets and other client accounts they are managing. The Fund's portfolio managers also receive benefits standard for all of the Adviser's employees, including health care and other insurance benefits and participation in the Adviser's 401(k) Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive grants of restricted common stock in the Adviser. These options typically represent a relatively small portion of a portfolio manager's overall compensation.

Fund Shares Owned by Portfolio Managers. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

NAME                                  DOLLAR RANGE OF FUND SHARES*
----------------------     -------------------------------------------------
Scott T. Brayman              $1 - $10,000 (Champlain Small Company Fund)
Daniel B. Butler            $10,001 - $50,000 (Champlain Small Company Fund)
Van Harissis               $50,001 - $100,000 (Champlain Small Company Fund)
Deborah Healey              $10,001 - $50,000 (Champlain Small Company Fund)
David O'Neal                      None (Champlain Small Company Fund)

*    Valuation date is July 31, 2005.

Other Accounts. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. One of the accounts listed below under "Other Pooled Investment Vehicles" is subject to a performance-based advisory fee. The information below is provided as of July 31, 2005.

                            REGISTERED                   OTHER POOLED
                      INVESTMENT COMPANIES            INVESTMENT VEHICLES              OTHER ACCOUNTS
                   ---------------------------   ----------------------------   ---------------------------
                     NUMBER OF                    NUMBER OF                      NUMBER OF
     NAME            ACCOUNTS     TOTAL ASSETS    ACCOUNTS      TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS
----------------   ------------   ------------   ------------   -------------   ------------   ------------
Scott T. Brayman              1   $ 11,528,153             10*  $ 152,127,752              0   $          0
Daniel B. Butler             XX   $        XXX             XX   $         XXX             XX   $        XXX
Van Harissis                 XX   $        XXX             XX   $         XXX             XX   $        XXX
Deborah Healey               XX   $        XXX             XX   $         XXX             XX   $        XXX
David O'Neal                 XX   $        XXX             XX   $         XXX             XX   $        XXX

* The advisory fee for one of these accounts is based on the performance of the account and as of July 31, 2005, had total assets of $26,055,778.

Conflicts of Interests. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

Administration Fees Paid to the Administrator. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

     FEE (AS A PERCENTAGE OF AGGREGATE
          AVERAGE ANNUAL ASSETS)             AGGREGATE FUND ASSETS
     ---------------------------------       ---------------------
                   0.10%                       First $250 million
                   0.08%                       Next $250 million
                   0.06%                       Over $500 million

The foregoing fee is subject to a minimum annual fee of $75,198 for the first year of operations and a minimum annual fee of $100,000 for subsequent years, subject to the following:

o For each Fund opened hereafter, the minimum annual fee will be increased by $100,000; and
o    For each additional class of shares of a fund established after the initial
     (1) class of shares per Fund, the minimum annual fee will be increased by $15,000.

For the fiscal year ended July 31, 2005, the Fund paid the Administrator the following fees:

        FUND                            FEES PAID    FEES WAIVED
        ----------------------------    ---------    -----------
        Champlain Small Company Fund      $ XXX         $ XXX

THE DISTRIBUTOR

General. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution

Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Distribution Plan. The Distribution Plan (the "Plan") provides that Advisor Shares of the Fund pay the Distributor a fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealers (the "NASD") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees. For the fiscal year ended July 31, 2005, the Fund paid the following distribution fees:

                                                          12b-1 FEES RETAINED
       FUND                           12b-1 FEES PAID        BY DISTRIBUTOR
       ----------------------------   ---------------     -------------------
       Champlain Small Company Fund        $ XXX                 $ XXX

THE TRANSFER AGENT

DST Systems, Inc. serves as the Fund's transfer agent.

THE CUSTODIAN

Wachovia Bank, National Association (the "Custodian") acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

___________serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

Independent Trustees

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. (wholesale grocery and food distribution) from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Retired. Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993)-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978.

Trustee of the Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

o Audit Committee. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the most recently completed Trust fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                 AGGREGATE DOLLAR
      NAME                DOLLAR RANGE OF FUND SHARES*     RANGE OF SHARES (ALL FUNDS)*
-----------------------   ----------------------------     ----------------------------
Interested Trustees
Nesher                                 None                             None
Doran                                  None                             None
Independent Trustees
Carlbom**                              None                             None
Cooney                                 None                             None
Johnson**                              None                             None
Krikorian**                            None                             None
Peters                                 None                             None
Storey                                 None                             None
Sullivan                               None                             None

*    Valuation date is December 31, 2004.
**   Elected on February 18, 2005.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                     PENSION OR RETIREMENT    ESTIMATED ANNUAL   TOTAL COMPENSATION FROM
                           AGGREGATE COMPENSATION     BENEFITS ACCRUED AS       BENEFITS UPON    TRUST AND FUND COMPLEX
NAME OF TRUSTEE                FROM THE TRUST        PART OF FUND EXPENSES       RETIREMENT        PAID TO TRUSTEES(1)
------------------------   ----------------------    ---------------------    ----------------   ------------------------
Interested Trustees

Robert A. Nesher*                  $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
William M. Doran*                  $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
Independent Trustees

Charles E. Carlbom**                 N/A                      N/A                    N/A         N/A

John T. Cooney                     $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
Mitchell A. Johnson**              $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
Betty L. Krikorian**               $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
Robert Patterson***                $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
Eugene B. Peters                   $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board

                                                     PENSION OR RETIREMENT    ESTIMATED ANNUAL   TOTAL COMPENSATION FROM
                           AGGREGATE COMPENSATION     BENEFITS ACCRUED AS      BENEFITS UPON     TRUST AND FUND COMPLEX
NAME OF TRUSTEE                FROM THE TRUST        PART OF FUND EXPENSES       RETIREMENT        PAID TO TRUSTEES(1)
------------------------   ----------------------    ---------------------    ----------------   ------------------------
James M. Storey                    $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board
George J. Sullivan                 $ XXX                      N/A                    N/A         $ XXX for service on one
                                                                                                  (1) board

(1)  The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex.
*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Elected on February 18, 2005.
***  Resigned on May 17, 2005.

Trust Officers. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (DOB 08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996. Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

MICHAEL LAWSON (DOB 10/8/60) - Controller and Chief Financial Officer (since
2005) - Director, SEI Investments Funds Accounting since July 2005. Manager of SEI Investments Funds Accounting, SEI Investments AVP from April 1995 to February 1997 and November 1998 to July 2005. Assistant Product Manager at Pilgrim Baxter & Associates from February 1998 through October 1998.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Chief Compliance Officer (since 2004) - Assistant Secretary of the Administrator and Distributor since August 2000. Vice President at Merrill Lynch & Co. Asset Management Group from 1998 to 2000. Associate at Pepper Hamilton LLP (law firm) from 1997 to 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) from 1994 to 1997.

NICOLE WELCH (DOB 09/13/77) - Anti-Money Laundering Compliance Officer (since
2005) - Assistant Vice President and Anti-Money Laundering Compliance Officer of SEI Investments since January 2005. Compliance Analyst at TD Waterhouse from January 2004 to November 2004. Senior Compliance Analyst at UBS Financial Services from October 2002 to January 2004. Knowledge Management Analyst at PricewaterhouseCoopers Consulting from September 2000 to October 2002.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES NDIAYE - (DOB 09/11/68) Vice President and Secretary (since 2004) - Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Use of Third-Party Independent Pricing Agents. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest on qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or, for taxable years of the Fund beginning after October 22, 2004, the securities of one or more qualified publicly traded parternships.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT

The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Foreign Taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

Other Tax Policies. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal year ended July 31, 2005, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

       AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
       -----------------------------------------------------
       FUND                                             2005
       ----------------------------------              -----
       Champlain Small Company Fund                    $ XXX

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended July 31, 2005, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

                                                                    TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                               TOTAL DOLLAR AMOUNT OF BROKERAGE     INVOLVING BROKERAGE COMMISSIONS FOR
FUND                           COMMISSIONS FOR RESEARCH SERVICES             RESEARCH SERVICES
----------------------------   ---------------------------------    -----------------------------------
Champlain Small Company Fund                  $ XXX                                 $ XXX

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended July 31, 2005, the Fund paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

                                                                                             PERCENTAGE OF TOTAL
                               AGGREGATE DOLLAR AMOUNT OF       PERCENTAGE OF TOTAL        BROKERAGE TRANSACTIONS
                               BROKERAGE COMMISSIONS PAID    BROKERAGE COMMISSIONS PAID       EFFECTED THROUGH
FUND                             TO AFFILIATED BROKERS          TO AFFILIATED BROKERS         AFFILIATED BROKERS
----------------------------   --------------------------    --------------------------    ----------------------
Champlain Small Company Fund              $ XXX                          XXX%                          XXX%

Securities of "Regular Broker-Dealers." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. For the fiscal year ended July 31, 2005, the Fund held [securities of regular broker dealers to be provided by amendment].

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each July 31, October 31, January 31, and April 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund's most recent Annual and Semi-Annual reports are also available, free of charge, on the Fund's website at www.ciptvt.com by clicking the "Products" link on the homepage followed by the applicable link in the "Products" section.

In addition, certain portfolio holdings information for the Fund is available on the Fund's website - www.cipvt.com - by clicking the "Products" link on the homepage followed by the "Fact Sheet" link in the "Products" section. By clicking these links, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar quarter. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 7 to 10 business days following the close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next calendar quarter.

The information on the Fund's website is publicly available to all categories of persons.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

Currently, the Fund has arrangements to provide additional disclosure of portfolio holdings information to the following third party consultants: the Vanguard Group ("Vanguard") and Arnerich & Massena & Associates ("Arnerich") (each, a "Third Party Consultant" and, together, the "Third Party Consultants"). Each Third Party Consultant analyzes potential investments for its clients and provides its clients with an on-going analysis of such investments. The Adviser's Chief Compliance Officer has authorized disclosure of the Fund's portfolio holdings information to each Third Party Consultant pursuant to a nondisclosure agreement entered into between the Trust, on behalf of the Fund, and each Third Party Consultant. Pursuant to the nondisclosure agreement, each Third Party Consultant is required to (i) maintain the confidentiality of the information; (ii) maintain procedures reasonably designed to prohibit its employees and agents from using the information to facilitate or assist in any securities transactions or investment program; and (iii) upon the Trust's request, provide evidence reasonably satisfactory to the Trust that demonstrate its adherence to the provisions of the nondisclosure agreement.

The portfolio holdings information is provided to Vanguard on a quarterly basis with a lag of 5 days. The portfolio holdings information is provided to Arnerich on a quarterly basis with a lag of 30 days.

The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-866-773-3238 or by writing to the Fund at Champlain Small Company Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of November 1, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

CHAMPLAIN SMALL  COMPANY FUND - ADVISOR SHARES

[5% and 25% shareholder information to be provided by amendment]

                       APPENDIX A - DESCRIPTION OF RATINGS

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES

POLICY

Champlain Investment Partners, LLC. (Champlain), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

PROCEDURE

Champlain has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

VOTING PROCEDURES

o All employees will forward any proxy materials received on behalf of clients to Proxy Manager;

o The Proxy Manager will determine which client accounts hold the security to which the proxy relates;

o Absent material conflicts, the appropriate company analyst, or the Proxy Committee, will determine how Champlain should vote the proxy in accordance with applicable voting guidelines;

o The Proxy Manager will complete the proxy and vote the proxy in a timely and appropriate manner.

DISCLOSURE

o Champlain will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client's proxies, and that clients may request a copy of these policies and procedures.

o The Proxy Manager will also send a copy of this summary to all existing clients who have previously received Champlain's Disclosure Document; or the Proxy Manager may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

o All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Proxy Manager.

o In response to any request the Proxy Manager will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client's proxy with respect to each proposal about which client inquired.

VOTING GUIDELINES - PROXY VOTING PHILOSOPHY

Champlain Investment Partners, LLC ("Champlain") believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which our proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

FIDUCIARY RESPONSIBILITY

Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of our clients.

USING MANAGEMENT GUIDANCE

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company's management and directors with respect to proxy issues. In many cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in many cases, company recommendations may be in conflict with our assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

POLICY ON BOARD OF DIRECTORS

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company's Board of Directors, and a cornerstone of sound corporate governance. To that end, we will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

POLICY ON AUDIT COMMITTEE

Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. We will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

POLICY ON PROXY CONTEST DEFENSES / ANTI-TAKEOVER MEASURES

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

     ANTI-TAKEOVER MEASURES GENERALLY OPPOSED:

     o    Classification of the Board of Directors
     o    Shareholder rights plans (poison pills)
     o    Greenmail
     o    Supermajority rules to approve mergers or amend charter or bylaws
     o    Authority to place stock with disproportionate voting rights
     o    Golden Parachutes

     SHAREHOLDER RESOLUTIONS GENERALLY SUPPORTED:

     o    Rescind or prohibit any of the above anti-takeover measures
     o    Annual voting of directors; repeal classified boards.
     o    Adoption of confidential voting
     o    Adoption of cumulative voting
     o    Redeem shareholder rights plans
     o Proposals that require shareholder approval of rights plans (poison pills)

     POLICY ON CAPITAL STRUCTURE

     Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. We will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

     POLICY ON EXECUTIVE AND DIRECTOR COMPENSATION

     Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. We will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, we will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically,
     (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. We will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. We withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

POLICY ON MERGERS AND CORPORATE RESTRUCTURINGS

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price.

SOCIAL AND ENVIRONMENTAL ISSUES

In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor's view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

          o    allow shareholder control of corporate charitable contributions
          o    exit the nuclear power business
          o    adopt the MacBride Principles
          o    adopt the Valdez Principles
          o    stop doing business with the US Department of Defense
          o    stop using animals for product testing
          o    make donations to a pro-life or pro-choice advocate
          o    stop donations to a pro-life or pro-choice advocate
          o move its annual meeting to a town with better public transportation

While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is our corporate policy not to favor resolutions that would impose mandatory constraints on a company's perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

CONFLICTS OF INTEREST

     o Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.

     o If a material conflict of interest exists, the Proxy Manager will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     o Champlain will maintain a record of the voting resolution of any conflict of interest.

     RECORDKEEPING

     The shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     o    These policies and procedures and any amendments;

     o    Each proxy statement that Champlain receives;

     o    A record of each vote that Champlain casts;

     o Any document Champlain created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

     o A copy of each written request from a client for information on how Champlain voted such client's proxies, and a copy of any written response.

                       STATEMENT OF ADDITIONAL INFORMATION

       LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX TOTAL RETURN FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                               SEPTEMBER 30, 2005

                               INVESTMENT ADVISER:
                          LIBERTY CORNER ADVISORS, LLC


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Liberty Corner Standard & Poor's Commodity Index Total Return Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated September 30, 2005.


                                TABLE OF CONTENTS
                                -----------------

THE TRUST..................................................................   1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES............   1
DESCRIPTION OF PERMITTED INVESTMENTS.......................................   2
INVESTMENT LIMITATIONS.....................................................  15
THE ADVISER................................................................  17
THE PORTFOLIO MANAGERS.....................................................  17
THE ADMINISTRATOR..........................................................  18
THE DISTRIBUTOR............................................................  19
THE TRANSFER AGENT.........................................................  20
THE CUSTODIAN..............................................................  20
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................  20
LEGAL COUNSEL..............................................................  20
TRUSTEES AND OFFICERS OF THE TRUST.........................................  20
PURCHASING AND REDEEMING SHARES............................................  25
DETERMINATION OF NET ASSET VALUE...........................................  25
TAXES........................................................................26
FUND TRANSACTIONS..........................................................  28
PORTFOLIO HOLDINGS.........................................................  30
DESCRIPTION OF SHARES......................................................  30
SHAREHOLDER LIABILITY......................................................  30
LIMITATION OF TRUSTEES' LIABILITY..........................................  31
CODE OF ETHICS.............................................................  31
APPENDIX A - RATINGS....................................................... A-1



September 30, 2005

THE TRUST

GENERAL. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information. The Trust reserves the right to create and issue additional classes of shares of the Fund.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional and Class A Shares. [The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements.] Minimum investment requirements and investor eligibility are described in the prospectus. The Trust reserves the right to create and issue additional classes of shares. For information on shareholder servicing and distribution expenses, see the "Distributor."

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek long term capital appreciation through investment returns that substantially correlate to the performance of the Standard & Poor's Commodity Index Replication Index (SPCI-RI). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of commodity-linked derivative instruments backed by a portfolio of U.S. Government securities and other debt obligations. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The commodity-linked derivative instruments in which the Fund may invest include commodity swap agreements, options, futures contracts, and options on futures contracts, as well as commodity-linked notes, which provide exposure to the investment returns of the commodities markets as an alternative to direct investments in physical commodities.

S&P Commodity indices are designed to measure the price changes in a cross section of agricultural and industrial commodities with actively traded U.S. futures contracts. These indices track commodities across five sectors - Energy, Metals, Grains, Livestock, and Fibers & Softs. Only commodities that are consumed for industrial use are included in the index. Weights in the index are determined by the dollar value of Commercial Open Interest (COI) for each component commodity, and rebalanced annually each February.

The SPCI-RI is unique to the geometrically calculated S&P Commodity Index. The SPCI-RI measures the returns generated by trading a portfolio tracking the S&P Commodity Index - Geometric series ("SPCI-G") index. The SPCI-RI assumes a portfolio is rebalanced at the end of each day back to its original dollar weights, and any rebalance profits are reinvested back into the index. The SPCI-G Replication Index assumes a $10 million portfolio position each February and is reset back to $10 million annually.

In the SPCI-G, each commodity maintains a fixed percentage weight in the index. To replicate this index, the component commodity dollar weights must be rebalanced at least once a day to match the percentage weights in the index. This is achieved by buying component commodities that under perform the overall basket average, and selling component commodities that out perform. Component commodity weights are reviewed annually each February. The Fund endeavors to replicate the SPCI-RI by following the benchmark's weightings and methodology. Commodity index benchmarks "roll" and rebalance according to a stated methodology and replication is therefore expected to be more active than with traditional asset class benchmarks.

The Fund will invest in debt securities as collateral for its investments in commodity-linked derivative instruments. These debt securities may include bonds, debentures, notes, master notes, and other debt securities of U.S. and non-U.S. corporate and other issuers, issued publicly or through private placements, including commercial paper, as well as U.S. Government securities, agencies and government sponsored enterprises, municipal securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, event-linked securities, inflation-indexed bonds, and repurchase agreements. The rate of interest on these debt securities may be fixed, floating or variable.

The Fund's portfolio of debt securities will have a minimum credit quality that is investment grade, defined as Baa by Moody's, or BBB by either S&P or Fitch. The average portfolio duration of the debt securities portion of the Fund's portfolio normally will not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund's investments in debt securities is normally not expected to exceed three years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. The Adviser believes that this short duration range minimizes exposure to price changes of its portfolio of debt securities due to interest rate volatility and related risk while still offering the potential opportunity for capital appreciation.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. The Fund may invest in commercial paper if rated at least A-2 by Standard & Poor's or at least P-2 by Moody's. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

o Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

o Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

DOLLAR ROLLS. The Fund may enter into dollar rolls in which the Fund will buy securities for delivery in the current month and simultaneously contract to resell substantially similar (the same type and coupon) securities on a specified future date from the same party. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to seek to enhance return and not for the purpose of borrowing.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HYBRID INSTRUMENTS. The Commodities Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

INFLATION-INDEXED BONDS. Inflation-indexed bonds are fixed income securities or other instruments whose principal value or interest is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and may, ultimately, result in a loss of the original amount invested. Moreover, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Additionally, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States. In that case, such investments would not provide protection against inflation in the United States.

The market for inflation-indexed bonds and related instruments is relatively new and is still developing. For this reason, the market may, at times, have relatively low trading volume, which could result in lower liquidity and increased volatility in prices. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond as a result of an inflation rate adjustment will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

ILLIQUID SECURITIES. While the Fund does not anticipate doing so, it may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Corporation ("Ginnie Mae"), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Corporation ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by the Federal Government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks.

Mortgage backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only
(POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Fund invests in CMOs and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. The Fund may also invest in asset-backed securities. Similar to mortgage-backed securities, principal and interest payments made by the borrower on the underlying assets (in this case, assets such as credit card receivables) are passed through to the Fund. In the case of many asset-backed securities, however, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations than those of mortgage backed securities and therefore have been more stable. There also is not expected generally to be a governmental guarantee on asset-backed securities (or the underlying obligations) purchased by the Fund.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

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MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Fund's investment limitations restricting its purchases of illiquid securities. The Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS. As discussed in the Trust's Prospectuses, the Fund may enter into repurchase agreements with financial institutions. The Fund allows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. The Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

RULE 144A SECURITIES. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

TRACKING ERROR. The following factors may affect the ability of the Fund to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (10) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations that do not entitle the holder to periodic interest payments prior to maturity, but are instead issued at a discount from the face amount due on maturity. The value of these securities consists of the difference between their face value at the time of maturity and the price for which they were acquired. The market value of a bond portfolio containing a significant amount of zero coupon bonds is generally more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With certain U.S. agency or instrumentality bonds there is a risk that the issuer will default on the payment of principal.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from purchasing or selling commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

4. Purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitation of the Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This policy can be changed by the Fund upon 60 days' prior written notice to shareholders.

Except with respect to the Fund's policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

To meet federal tax requirements for qualification as a "regulated investment company," at the close of each quarter of its taxable year, the Fund will (a) limit its investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets; and (b) with respect to 50% of its total assets, limit its investment in the securities of any issuer to 5% of the Fund's total assets and will not purchase more than 10% of the outstanding voting securities of any one issuer.

THE ADVISER

GENERAL. Liberty Corner Advisors, LLC (the "Adviser"), a Delaware limited liability company formed in 2005, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. As of September 1, 2005, the Adviser had approximately [$12] billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.05% of the average daily net assets of the Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a fixed salary and retirement plan benefits. The portfolio managers are also paid a discretionary bonus which takes into account performance of the products they manage and profitability of the firm.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Fund is new and, therefore, has not completed a fiscal year.

OTHER ACCOUNTS. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. [None of the accounts listed below are subject to a performance-based advisory fee] The accounts listed under Mr. Pigott in "other pooled investment vehicles" are subject to performance fees. These accounts trade U.S. Government securities and short-term fixed income futures. Mr. Pigott manages these accounts outside of the Adviser and Liberty Corner Cash Management, LLC. The information below is provided as of June 30, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                    REGISTERED                      OTHER POOLED
      NAME                    INVESTMENT COMPANIES               INVESTMENT VEHICLES                    OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                   NUMBER OF ACCOUNTS    TOTAL ASSETS       NUMBER OF        TOTAL ASSETS        NUMBER OF          TOTAL ASSETS
                                                             ACCOUNTS                            ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
William T. Pigott
                           XX                 XX                2             $7 Million             4              $12.1 Billion
------------------------------------------------------------------------------------------------------------------------------------
Basil
Bourque                    XX                 XX                1             $2 Million            XX                   XX
------------------------------------------------------------------------------------------------------------------------------------
Miriam                     XX                 XX                XX                XX                 4              $12.1 Billion
Yoshida
------------------------------------------------------------------------------------------------------------------------------------
Michael                    XX                 XX                1             $2 Million             4              $12.1 Billion
Saunders
------------------------------------------------------------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

------------------------------------------------------------------------------
  FEE (AS A PERCENTAGE OF AGGREGATE
       AVERAGE ANNUAL ASSETS)                FUND'S AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------
              0.12%                                First $200 million
------------------------------------------------------------------------------
              0.10%                                $200-$250 million
------------------------------------------------------------------------------
              0.08%                                $250-$500 million
------------------------------------------------------------------------------
              0.05%                                Over $500 million
------------------------------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 for the Liberty Corner Advisors, LLC fund complex which will initially consists of one portfolio.

o For each fund of the Trust advised by the Adviser opened hereafter, the minimum annual fee will be increased by $90,000; and
o For each additional class of shares of a fund established after the initial
(1) class of shares per fund,the minimum annual fee will be increased by $15,000.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DEALER REALLOWANCES. Class A Shares of the Fund are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charges by the Distributor.


THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of the Fund pay the Distributor a fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealers (the "NASD") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The

Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

THE TRANSFER AGENT

DST Systems, Inc. serves as the Fund's transfer agent.

THE CUSTODIAN

Wachovia Bank, National Association acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           serves as independent registered public accounting firm for the Fund.
-----------

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.
__________________________
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

Independent Trustees

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. (wholesale grocery and food distribution) from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund.


JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993) -- Retired. Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of the Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

[TO BE UPDATED BASED ON AUGUST 2005 BOARD MEETING]

In consideration of approving the agreement for its initial term, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser proposed to charge the Fund compared with fees charged to comparable accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Adviser's compliance systems; (h) the Adviser's policies on and compliance procedures for personal securities transactions; (i) the Adviser's reputation, expertise and resources in domestic financial markets; and (j) the past performance record of the members of the Adviser's investment team.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser would provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


-------------------------------------------------------------------------------------------------------------
      NAME                 DOLLAR RANGE OF FUND SHARES*        AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
-------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------
Nesher                                 None                                        None
-------------------------------------------------------------------------------------------------------------
Doran                                  None                                        None
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
Carlbom**                              None                                        None
-------------------------------------------------------------------------------------------------------------
Cooney                                 None                                        None
-------------------------------------------------------------------------------------------------------------
Johnson**                              None                                        None
-------------------------------------------------------------------------------------------------------------
Krikorian**                            None                                        None
-------------------------------------------------------------------------------------------------------------
Peters                                 None                                        None
-------------------------------------------------------------------------------------------------------------
Storey                                 None                                        None
-------------------------------------------------------------------------------------------------------------
Sullivan                               None                                        None
-------------------------------------------------------------------------------------------------------------

-----------
*   Valuation date is December 31, 2004.
**  Elected on February 18, 2005.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


-----------------------------------------------------------------------------------------------------------------------------------
                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
-----------------------------------------------------------------------------------------------------------------------------------

Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
-----------------------------------------------------------------------------------------------------------------------------------

William M. Doran*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
-----------------------------------------------------------------------------------------------------------------------------------

Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------

Charles E. Carlbom**                  N/A                       N/A                       N/A            N/A

-----------------------------------------------------------------------------------------------------------------------------------

John T. Cooney                       $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
-----------------------------------------------------------------------------------------------------------------------------------

Mitchell A. Johnson**                 N/A                       N/A                       N/A            N/A

-----------------------------------------------------------------------------------------------------------------------------------

Betty L. Krikorian**                  N/A                       N/A                       N/A            N/A

-----------------------------------------------------------------------------------------------------------------------------------

Robert Patterson***                  $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
-----------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters                     $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
-----------------------------------------------------------------------------------------------------------------------------------

                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
-----------------------------------------------------------------------------------------------------------------------------------
James M. Storey                      $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
-----------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan                   $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
-----------------------------------------------------------------------------------------------------------------------------------

-----------

(1)  The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex.
*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Elected on February 18, 2005.
***  Resigned on May 17, 2005.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996. Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

PETER GOLDEN (DOB 06/27/64) - Controller and Chief Financial Officer (since
2001) - Accounting Director of the Administrator since June 2001. Vice President of Funds Administration at J.P. Morgan Chase & Co. from 2000 to 2001. Vice President of Pension and Mutual Fund Accounting at Chase Manhattan Bank from 1997 to 2000. Administrative Officer of Mutual Fund Servicing at Brown Brothers Harriman & Co. prior to 1997.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Chief Compliance Officer (since 2004) - Assistant Secretary of the Administrator and Distributor since August 2000. Vice President at Merrill Lynch & Co. Asset Management Group from 1998 to 2000. Associate at Pepper Hamilton LLP (law firm) from 1997 to 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) from 1994 to 1997.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES NDIAYE - (DOB 09/11/68) Vice President and Secretary (since 2004) - Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the transfer agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Trust and its shareholders that are not described in the Trust's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnership. Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation.

COMMODITIES. As described in the Prospectus, the Fund currently intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code is not certain. The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund, would be subject to diminished investment returns.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. The Fund is new and, therefore, has not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each July 31, October 31, January 31, and April 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund provides information about its complete portfolio holdings, updated as of the most recent calendar month on the internet at http://sei2funds.seic.com/libertycorner. This information is provided with a lag of at least 30 days and is publicly available to all shareholders.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                               APPENDIX A -RATINGS

                                     RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's
-------

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")
--------------------

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                       STATEMENT OF ADDITIONAL INFORMATION

                           REAVES SELECT RESEARCH FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                                NOVEMBER __, 2005

                               INVESTMENT ADVISER:
                             W.H. REAVES & CO., INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Reaves Select Research Fund (the "Fund"). This SAI should be read in conjunction with the prospectus dated November __, 2005. Capitalized terms not defined herein are defined in the prospectus.

                                TABLE OF CONTENTS

THE TRUST...................................................................S-XX
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES.............S-XX
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-XX
INVESTMENT LIMITATIONS......................................................S-XX
THE ADVISER.................................................................S-XX
THE PORTFOLIO MANAGERS......................................................S-xx
THE ADMINISTRATOR...........................................................S-XX
THE DISTRIBUTOR.............................................................S-XX
THE TRANSFER AGENT..........................................................S-XX
THE CUSTODIAN...............................................................S-XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................S-XX
LEGAL COUNSEL...............................................................S-XX
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-XX
PURCHASING AND REDEEMING SHARES.............................................S-XX
DETERMINATION OF NET ASSET VALUE............................................S-XX
TAXES.......................................................................S-XX
FUND TRANSACTIONS...........................................................S-XX
PORTFOLIO HOLDINGS..........................................................S-xx
DESCRIPTION OF SHARES.......................................................S-XX
SHAREHOLDER LIABILITY.......................................................S-XX
LIMITATION OF TRUSTEES' LIABILITY...........................................S-XX
PROXY VOTING................................................................S-XX
CODE OF ETHICS..............................................................S-XX
5% AND 25% SHAREHOLDERS.....................................................S-XX
APPENDIX A - DESCRIPTION OF RATINGS..........................................a-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES............................b-1

November __, 2005

                                                                   [INSERT CODE]

THE TRUST

General. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information.

Description of Multiple Classes of Shares. The Trust is authorized to offer shares of the Fund in Institutional and Class A Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. The Trust reserves the right to create and issue additional classes of shares. For more information on shareholder servicing and distribution expenses, see the "Distributor."

Voting Rights. Each share held entitles the shareholder of record to one vote. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

Reaves Select Research Fund. The Fund seeks total return from income and capital growth. This goal is fundamental, and may not be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 ("1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of domestic and foreign companies involved to a significant extent in the utilities and energy industries as described in the prospectus.

Portfolio Turnover Rate. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the fiscal year ended July 31, 2005, the portfolio turnover rate for the Fund was as follows:

                             PORTFOLIO TURNOVER RATE

               FUND                                             2005
               ---------------------------                      ----
               Reaves Select Research Fund                      X.XX%

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

American Depositary Receipts (ADRs). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o Master Limited Partnerships ("MLPs"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in oil and gas industries.

Foreign Securities. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

U.S. Government Securities. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

Securities Lending. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Futures And Options On Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

Restricted Securities - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Short Sales - As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund has adopted a non-fundamental policy to concentrate its investments in securities issued by companies in the utilities and energy industries.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Fund's investments in securities issued by companies in the utilities and/or energy industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation of illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE ADVISER

General. W.H. Reaves & Co., Inc. (the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 1961 and offers investment management services for institutions including corporations, foundations, endowments, government entities and high net worth individuals.

Advisory Agreement with the Trust. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. For the fiscal year ended July 31, 2005, the Fund paid the Adviser the following fees:

     Fund                                   Fees Paid      Fees Waived
     ---------------------------            ---------      -----------
     Reaves Select Research Fund              $XXX             $XXX

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a cash base salary and a discretionary yearly bonus paid in cash. The Fund's portfolio managers also receive benefits standard for all of the Adviser's employees, including health care and participation in the Adviser's Employee Profit Sharing Trust (PST). Employee bonuses, including the bonuses for the portfolio managers of the Fund, are based on the profitability of the Adviser and not on the basis of any individual portfolio or account performance or assets under management. PST contributions are calculated only on each employee's base salary.

Fund Shares Owned by Portfolio Managers. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

NAME                           DOLLAR RANGE OF FUND SHARES*
------------------          ----------------------------------
William A. Ferer            None (Reaves Select Research Fund)
William H. Reaves           None (Reaves Select Research Fund)
Ronald J. Sorenson          None (Reaves Select Research Fund)

*    Valuation date is July 31, 2005.

Other Accounts. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of July 31, 2005.

                            REGISTERED                  OTHER POOLED
                       INVESTMENT COMPANIES          INVESTMENT VEHICLES           OTHER ACCOUNTS*
                    -------------------------    -------------------------    -------------------------
                    NUMBER OF                    NUMBER OF                    NUMBER OF
      NAME           ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS
-----------------   ---------   -------------    ---------   -------------    ---------   -------------
William A. Ferer        2       $ 841,293,606        0           $ 0             16       $ 876,035,814
William H. Reaves       2       $ 841,293,606        0           $ 0             16       $ 876,035,814
Ronald J. Sorenson      2       $ 841,293,606        0           $ 0             16       $1,036,829,908

* The advisory fee for one of these accounts is based on the performance of the account and as of July 31, 2005, had total assets of $234,811,517.

Conflicts of Interests. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

Administration Fees Paid to the Administrator. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

         FEE (AS A PERCENTAGE OF AGGREGATE
              AVERAGE ANNUAL ASSETS)           AGGREGATE FUND ASSETS
         ---------------------------------     ---------------------
                       0.09%                     First $50 million
                       0.10%                      Next $50 million
                       0.12%                     Next $200 million
                       0.08%                     Next $200 million
                       0.06%                     Over $500 million

The foregoing fee is subject to a minimum annual fee of $45,000 for the first year of operations and a minimum annual fee of $100,000 for subsequent years, subject to the following:

o For each fund opened hereafter, the minimum annual fee will be increased by $100,000; and
o    For each additional class of shares of a fund established after the initial
     (1) class of shares per fund, the minimum annual fee will be increased by $12,000.

For the fiscal year ended July 31, 2005, the Fund paid the Administrator the following fees:

     FUND                                   FEES PAID      FEES WAIVED
     ---------------------------            ---------      -----------
     Reaves Select Research Fund              $ XXX           $ XXX

THE DISTRIBUTOR

General. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Dealer Reallowances. Class A Shares of the Fund are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charges by the Distributor.

THE TRANSFER AGENT

DST Systems, Inc. serves as the Funds' transfer agent.

THE CUSTODIAN

Wachovia Bank, National Association (the "Custodian") acts as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

___________ serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

Independent Trustees

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. (wholesale grocery and food distribution) from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Retired. Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund.

EUGENE B. PETERS (DOB 06/03/29)-- Trustee (Since 1993)-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of the Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

o Audit Committee. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the

     Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the most recently completed Trust fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                DOLLAR RANGE            AGGREGATE DOLLAR RANGE
      NAME                     OF FUND SHARES*          OF SHARES (ALL FUNDS)*
--------------------           ---------------          ----------------------
Interested Trustees
Nesher                               None                        None
Doran                                None                        None
Independent Trustees
Carlbom**                            None                        None
Cooney                               None                        None
Johnson**                            None                        None
Krikorian**                          None                        None
Peters                               None                        None
Storey                               None                        None
Sullivan                             None                        None

*    Valuation date is December 31, 2004.
**   Elected on February 18, 2005.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                              AGGREGATE           PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION FROM
                        COMPENSATION FROM THE      BENEFITS ACCRUED AS      BENEFITS UPON     TRUST AND FUND COMPLEX
NAME OF TRUSTEE                 TRUST             PART OF FUND EXPENSES      RETIREMENT        PAID TO TRUSTEES(1)
---------------------   ----------------------    ---------------------   ----------------   -----------------------
Interested Trustees
Robert A. Nesher*              $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
William M. Doran*              $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
Independent Trustees
Charles E. Carlbom**              N/A                      N/A                   N/A         N/A
John T. Cooney                 $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
Mitchell A. Johnson**          $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
Betty L. Krikorian**           $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
Robert Patterson***            $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
Eugene B. Peters               $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
James M. Storey                $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                             (1) board
George J. Sullivan             $  XXX                      N/A                   N/A         $XXX for service on one
                                                                                                  (1) board

(1)  The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex.
*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Elected on February 18, 2005.
***  Resigned on May 17, 2005.

Trust Officers. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (DOB 08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996. Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

MICHAEL LAWSON (DOB 10/8/60) - Controller and Chief Financial Officer (since
2005) - Director, SEI Investments Funds Accounting since July 2005. Manager of SEI Investments Funds Accounting, SEI Investments AVP from April 1995 to February 1997 and November 1998 to July 2005. Assistant Product Manager at Pilgrim Baxter & Associates from February 1998 through October 1998.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Chief Compliance Officer (since 2004) - Assistant Secretary of the Administrator and Distributor since August 2000. Vice President at Merrill Lynch & Co. Asset Management Group from 1998 to 2000. Associate at Pepper Hamilton LLP (law firm) from 1997 to 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) from 1994 to 1997.

NICOLE WELCH (DOB 09/13/77) - Anti-Money Laundering Compliance Officer (since
2005) - Assistant Vice President and Anti-Money Laundering Compliance Officer of SEI Investments since January 2005. Compliance Analyst at TD Waterhouse from January 2004 to November 2004. Senior Compliance Analyst at UBS Financial Services from October 2002 to January 2004. Knowledge Management Analyst at PricewaterhouseCoopers Consulting from September 2000 to October 2002.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES NDIAYE - (DOB 09/11/68) Vice President and Secretary (since 2004) - Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Use of Third-Party Independent Pricing Agents. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest on qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or, for taxable years of the Fund beginning after October 22, 2004, the securities of one or more qualified publicly traded parternships.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

QUALIFIED PUBLICLY TRADED PARTNERSHIPS

The Fund intends to invest in one or more qualified publicly traded partnerships. Net income derived from an interest in qualified publicly traded partnerships qualifies for purposes of satisfying the 90% gross income test imposed on the Fund under Subchapter M of the Code. In addition, subject to certain limitations, the securities of qualified publicly traded partnerships satisfy the asset diversification tests imposed on the Fund under Subchapter M of the Code. The Fund intends to limit its purchases of securities issued by any one qualified publicly traded partnership to an amount that does not exceed 1% of the total value of the Fund's total assets and to limit its total purchases of securities issued by all the qualified publicly traded partnerships in the Fund's portfolio to an amount that does not exceed 10% of the total value of the Fund's total assets. These limitations are within the limits imposed under the diversification tests.

For these purposes, the term "qualified publicly traded partnership" means any partnership if (i) interests in such partnership are traded on an established securities market or (ii) interests in such partnership are readily tradable on a secondary market (or the substantial equivalent thereof) and (iii) less than 90 percent of the partnership's gross income is derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies.

The Fund intends to limit its acquisition of interests in qualified publicly traded partnerships that are not treated as corporations for federal income tax purposes under Section 7704(b) of the Code.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT

The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Foreign Taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

Other Tax Policies. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

FUND TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal year ended July 31, 2005, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

              AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID

       FUND                                                2005
       ---------------------------                        ------
       Reaves Select Research Fund                      $51,665.97

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended July 31, 2005, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

                                                                  TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                              TOTAL DOLLAR AMOUNT OF BROKERAGE    INVOLVING BROKERAGE COMMISSIONS FOR
FUND                          COMMISSIONS FOR RESEARCH SERVICES            RESEARCH SERVICES
---------------------------   ---------------------------------   -----------------------------------
Reaves Select Research Fund                $0                                   $0

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended July 31, 2005, the Fund paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

                              AGGREGATE DOLLAR AMOUNT   PERCENTAGE OF TOTAL     PERCENTAGE OF TOTAL
                                   OF BROKERAGE             BROKERAGE          BROKERAGE TRANSACTIONS
                                COMMISSIONS PAID TO     COMMISSIONS PAID TO       EFFECTED THROUGH
FUND                            AFFILIATED BROKERS       AFFILIATED BROKERS      AFFILIATED BROKERS
---------------------------   -----------------------   -------------------    ----------------------
Reaves Select Research Fund        $31,594.04                  61.15%                   81.03%

Securities of "Regular Broker-Dealers." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. For the fiscal year ended July 31, 2005, the Fund held [insert securities of regular broker dealers to be provided by amendment].

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's
Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each July 31, October 31, January 31, and April 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund provides information about its complete portfolio holdings, updated as of the most recent calendar month on the internet at http://sei2funds.seic.com/reaves. This information is provided with a lag of at least 30 days and is publicly available to all shareholders.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Beginning August 31, 2005, the Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-866-773-3238 or by writing to the Fund at Reaves Select Research Fund, P.O. Box 219009, Kansas City, MO 64121-9009. At such time, the Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of November 1, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

REAVES SELECT RESEARCH FUND - INSTITUTIONAL SHARES

[Insert 5% and 25% shareholder information]

REAVES SELECT RESEARCH FUND - CLASS A SHARES

[Insert 5% and 25% shareholder information]

                       APPENDIX A - DESCRIPTION OF RATINGS

                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -       Leading market positions in well-established industries.

      -       High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES

1.   BACKGROUND

     The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated, directly or indirectly, to the investment adviser, the investment adviser has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

     The policies and procedures of W. H. Reaves & Company, Inc. ("WHR") ("the Adviser") for voting proxies received for accounts managed by the Adviser are set forth below and are applicable if:

     o The underlying advisory agreement entered into with the client expressly provides that the Adviser shall be responsible to vote proxies received in connection with the client's account; or

     o The underlying advisory agreement entered into with the client is silent as to whether or not the Adviser shall be responsible to vote proxies received in connection with the client's account and the Adviser has discretionary authority over investment decisions for the client's account; or

     o In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client's plan documents.

     These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Adviser's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts. Any questions about these policies and procedures should be directed to WHR's Compliance Department.

     PROXY VOTING POLICIES

     In the absence of specific voting guidelines from a client, WHR will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Adviser shall consider only those factors that relate to the client's investment or dictated by the client's written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). WHR believes that voting proxies in accordance with the following policies is in the best interests of its clients.

     A.   Specific Voting Policies

          1.   Routine Items:

               o The Adviser will generally vote for the election of directors (where no corporate governance issues are implicated).

               o The Adviser will generally vote for the selection of independent auditors.

               o The Adviser will generally vote for increases in or reclassification of common stock.

               o The Adviser will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

               o The Adviser will generally vote for changes in the board of directors.

               o The Adviser will generally vote for outside director compensation.

               o The Adviser will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management

               o The Adviser will generally vote for proposals that increase shareholder value

               o The Adviser will generally vote for proposals that will maintain or increase shareholder influence over the issuer's board of directors and management

               o The Adviser will generally vote for proposals that maintain or increase the rights of shareholders

          2.   Non-Routine and Conflict of Interest Items:

               o The Adviser will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

               o The Adviser will generally vote against shareholder resolutions that consider only non-financial impacts of mergers

               o The Adviser will generally vote against anti-greenmail provisions.

     B.   General Voting Policy

          If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Adviser may engage an independent third party to determine how the proxies should be voted.

     In voting on each and every issue, the Adviser and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

     In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Adviser will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or:

     o any affiliate of the Adviser. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

               (i) any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Adviser;

               (ii) any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Adviser; or

               (iii) any other person for which a person described in
                     clause (ii) acts in any such capacity;

     o any issuer of a security for which the Adviser (or any affiliate of the Adviser) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

     o any person with whom the Adviser (or any affiliate of the Adviser) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Adviser's (or its affiliate's) business.

     After informing the client of any potential conflict of interest, the Adviser will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

     The Adviser shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

3.   PROXY VOTING PROCEDURES

     A. The Account Representative or the Portfolio Manager the "Responsible Party") shall be designated by the Adviser to make discretionary investment decisions for the client's account will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client's account if any one of the three circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

     B. All proxies and ballots received by WHR will be forwarded to the Responsible Party and then logged in upon receipt in the "Receipt of Proxy Voting Material" log.

     C. Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

     D. Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Adviser or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Adviser's internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party's direct supervisor (and if none, by the board of directors or a committee of the board of directors of the Adviser).

     E. If an actual or potential conflict is found to exist, written notification of the conflict (the "Conflict Notice") shall be given to the client or the client's designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

          Specifically, the Conflict Notice should describe:

     o    the proposal to be voted upon;

     o    the actual or potential conflict of interest involved;

     o the Adviser's vote recommendation (with a summary of material factors supporting the recommended vote); and

     o if applicable, the relationship between the Adviser and any Interested Person.

          The Conflict Notice will either request the client's consent to the Adviser's vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the recordkeeping policies and procedures of the Adviser. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Adviser may:

     o engage a non-Interested Party to independently review the Adviser's vote recommendation if the vote recommendation would fall in favor of the Adviser's interest (or the interest of an Interested Person) to confirm that the Adviser's vote recommendation is in the best interest of the client under the circumstances;

     o cast its vote as recommended if the vote recommendation would fall against the Adviser's interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

     o abstain from voting if such action is determined by the Adviser to be in the best interest of the client under the circumstances.

     F. The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

     G. In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client's file, the following:

     o A copy of the proxy statement received (unless retained by a third party for the benefit of the Adviser or the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

     o A record of the vote cast (unless this record is retained by a third party for the benefit of the Adviser and the third party is able to promptly provide the Adviser with a copy of the voting record upon its request);

     o    A record memorializing the basis for the vote cast;

     o A copy of any document created by the Adviser or its employees that was material in making the decision on how to vote the subject proxy; and,

     o A copy of any Conflict Notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Adviser.

          The above copies and records shall be retained in the client's file for a period not less than five (5) years (or in the case of an employee benefit plan, no less than six (6) years), which shall be maintained at the appropriate office of the Adviser.

     H.   Periodically, but no less than annually, the Adviser will:

               1. Verify that all annual proxies for the securities held in the client's account have been received;

               2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

               3. Review the files to verify that records of the voting of the proxies have been properly maintained;

               4. Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures; and

               5.   Maintain an internal list of Interested Persons.

PROXIES AND CLASS ACTION LAWSUITS

WHR will be required to take action and render advice with respect to voting of proxies solicited by or with respect to the issuers of securities in which assets of the Account may be invested from time to time. However, WHR will not take any action or render any advice with respect to any securities held in the Account, which are named in or subject to class action lawsuits. WHR may, only at the client's request, offer clients advice regarding corporate actions.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 45

ITEM 23.  Exhibits:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund II (previously, The Arbor Fund) (the "Registrant"), dated July 24, 1992, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-97-011670 on April 2, 1997.
(a)(2) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated as of February 18, 2004 is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(a)(3) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock Horizon Strategic Income Fund and Hancock Horizon Growth Fund, is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated August 13, 2001 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500231 on October 12, 2001.
(d)(3) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(4) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc., with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit
         (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(5) Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P., with respect to the UCM Institutional Money Market Fund, is filed herewith.
(d)(6) Investment Advisory Agreement dated August 30, 2005 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC with respect to the Hambrecht Small Cap Technology Fund, is filed herewith.
(d)(7) Form of Investment Advisory Agreement between the Registrant and Liberty Corner Advisors, LLC, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000340 on July 15, 2005.
(e)(1) Amended and Restated Distribution Agreement dated January 29, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(e)(2) Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(3) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 21, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(4) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(5) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is filed herewith.
(e)(6) Revised Exhibit D to the Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc., with respect to the Hambrecht Small Cap Technology Fund and Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(f)      Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.

(g)(3) Revised Attachment C to the Custody Agreement dated September 1, 2004, between the Registrant and Wachovia Bank, National Association is filed herewith.
(g)(4) Revised Attachment C to the Custody Agreement between the Registrant and Wachovia Bank, National Association, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(h)(1) Administration Agreement dated January 28, 1993 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(3) Schedule dated May 31, 2003 to the Administration Agreement dated January 28, 1993 as amended and restated November 12, 2002 between the Registrant and SEI Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(8) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(4) Amendment and Attachment 1 dated November 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Champlain Small Company Fund, is filed herewith.
(h)(5) Amendment and Attachment 1 dated December 21, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Reaves Select Research Fund, is filed herewith.
(h)(6) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the UCM Institutional Money Market Fund, to be filed by amendment.
(h)(7) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Hambrecht Small Cap Technology Fund, to be filed by amendment.
(h)(8) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(h)(9) Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds only, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(10) Amended Schedule A dated November 13, 2000 to the Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(11) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(h)(12)  Shareholder Services Plan dated August 9, 2005 is filed herewith.
(h)(13) Schedule A dated August 9, 2005 to the Shareholder Services Plan dated August 9, 2005, with respect to the Hambrecht Small Cap Technology Fund, is filed herewith.
(h)(14) Contractual Fee Waiver Agreement dated May 31, 2005 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(h)(15) Expense Limitation Agreement between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, with respect to the Hambrecht Small Cap Technology Fund, is filed herewith.
(h)(16) Form of Expense Limitation Agreement between the Registrant and Liberty Corner Advisors, LLC is incorporated herein by reference to Exhibit
         (h)(12) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000340 on July 15, 2005.
(h)(17) Licensing Agreement between Liberty Corner Advisors, LLC and Standard & Poor's, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.
(j) Consent of independent registered public accounting firm to be filed by amendment.
(k)      Not Applicable.
(l)      Not Applicable.
(m)(1) Distribution Plan (compensation type) dated May 31, 2000 as amended November 16, 2004 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Schedule A as amended November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Hancock Horizon Family of Funds, is filed herewith.
(m)(3) Schedule B dated November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Reaves Select Research Fund, is filed herewith.
(m)(4) Schedule C dated September 21, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is filed herewith.
(m)(5) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(6) Schedule A dated February 23, 2005 to the Distribution Plan dated February 23, 2005, with respect to the Champlain Small Company Fund, is filed herewith.
(n)(1) Amended and Restated Rule 18f-3 Plan dated November 2004 and Schedules and Certificates of Class Designation thereto is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(n)(2) Schedule and Certificate of Share Class Designation to the Amended and Restated Rule 18f-3 Plan dated November 2004, with respect to the Hambrecht Small Cap Technology Fund, is filed herewith.

(n)(3) Schedule and Certificates of Share Class Designation to the Amended and Restated Rule 18f-3 Plan dated November 2004, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is filed herewith.
(o)      Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(p)(2) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-011997 on March 16, 2000.
(p)(3) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(p)(4)   Champlain Investment Partners, LLC Code of Ethics is filed herewith.
(p)(5)   W.H. Reaves & Co. Inc. Code of Ethics is filed herewith.
(p)(6) W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics is filed herewith.
(p)(7)   Liberty Corner Advisors, LLC Code of Ethics is filed herewith.

ITEM 24. Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Champlain Investment Partners, LLC
----------------------------------

Champlain Investment Partners, LLC serves as investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain Investment Partners is 346 Shelburne Road, Burlington, Vermont 05401 Champlain Investment Partners LLC is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------
Scott T. Brayman                    --                          --
Managing Partner
--------------------------------------------------------------------------------
Judith W. O' Connell                --                          --
Managing Partner
--------------------------------------------------------------------------------
Van Harissis                        --                          --
Partner
--------------------------------------------------------------------------------
Deborah R. Healey                   --                          --
Partner
--------------------------------------------------------------------------------
David M. O'Neal                     --                          --
Partner
--------------------------------------------------------------------------------


Horizon Advisers

Horizon Advisers serves as investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund and Treasury Securities Money Market Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------
John Portwood                       --                        --
Chief Investment
Strategist

--------------------------------------------------------------------------------
David Lundgren                      --                        --
Director of Equities
and Research

--------------------------------------------------------------------------------
Gerald Dugal                        --                        --
Director of Fixed Income
and Trading

--------------------------------------------------------------------------------
Aimee Forsythe                      --                        --
Securities Trader

--------------------------------------------------------------------------------
Paula Chastain                      --                        --
Securities Trader
--------------------------------------------------------------------------------
Kristy Sramek                       --                        --
Securities Trader
--------------------------------------------------------------------------------


Liberty Corner Advisors, LLC
----------------------------

Liberty Corner Advisors, LLC ("Liberty Corner") serves as investment adviser for the Registrant's Liberty Corner Standard & Poor's Commodity Index Total Return Fund. The principal business address for Liberty Corner is 47 Maple Street, Suite 101, Summit, New Jersey 07901. Liberty Corner is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE UPDATED BY AMENDMENT].

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


W.H. Reaves  & Co., Inc.
------------------------

W.H. Reaves & Co., Inc. ("WH Reaves") serves as investment adviser for the Registrant's Reaves Select Research Fund. The principal business address for WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------
John Bartlett                        --                      --
Vice President
--------------------------------------------------------------------------------
Louis Cimino                         --                      --
Vice President and
Treasurer
--------------------------------------------------------------------------------
William Ferer                        --                      --
President
--------------------------------------------------------------------------------
Thomas Harmke                        --                      --
Assistant Vice President
--------------------------------------------------------------------------------
Frank McDonough                      --                      --
Executive Vice President
and Chief Operating Officer
--------------------------------------------------------------------------------
David Pass                           --                      --
Vice President, Secretary,
Chief Financial Officer and
Chief Compliance Officer
--------------------------------------------------------------------------------
Jeannette Pawlowski                  --                      --
Assistant Secretary
--------------------------------------------------------------------------------
William Reaves                       --                      --
Non Executive Chairman
--------------------------------------------------------------------------------
Stacy Saul                           --                      --
Vice President
--------------------------------------------------------------------------------
Ronald Sorenson                      --                      --
Vice Chairman and
Chief Executive Officer
--------------------------------------------------------------------------------
Rowland Wilhelm                      --                      --
Vice President
--------------------------------------------------------------------------------
Thomas Williams                      --                      --
Senior Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------
Kathleen Vuchetich                   --                      --
Vice President
--------------------------------------------------------------------------------

Utendahl Capital Mnagement L.P.
-------------------------------

Utendahl Capital Management L.P. ("Utendahl") serves as investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address for Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE UPDATED BY AMENDMENT].

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

W.R. Hambrecht + Co. Asset Management,LLC
-----------------------------------------

W.R. Hambrecht + Co. Asset Management, LLC ("Hambrecht") serves as investment adviser for the Registrant's Hambrecht Small Cap Technology Fund. The principal business address for Hambrecht is 539 Bryant Street, Suite 100, San Francisco, CA 94107-1237. Hambrecht is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER         NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------------------------------------------------------------------
Robert F. Raney III        WR Hambrecht + Co., LLC    Registered Representative
President, COO, and
Portfolio Manager

--------------------------------------------------------------------------------
Johnny Svoren              WR Hambrecht + Co., LLC    Registered Representative
Director of Research

--------------------------------------------------------------------------------
Anna-Marie Schweizer       WR Hambrecht + Co., LLC    Registered Representative/
Chief Financial Officer                               Controller
& Chief Compliance Officer  Ironstone Group, Inc.     CFO (7/05 - 6/05)

                          Matthews International      Director
                          Capital Management, LLC

                          The Sarah & William         CFO and Director
                          Hambrecht Foundation
                          (a family charitable
                          foundation)

--------------------------------------------------------------------------------

ITEM 27.   Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                               July 15, 1982
     SEI Liquid Asset Trust                               November 29, 1982
     SEI Tax Exempt Trust                                 December 3, 1982
     SEI Index Funds                                      July 10, 1985
     SEI Institutional Managed Trust                      January 22, 1987
     SEI Institutional International Trust                August 30, 1988
     The Advisors' Inner Circle Fund                      November 14, 1991
     The Advisors' Inner Circle Fund II                   January 28, 1993
     Bishop Street Funds                                  January 27, 1995
     SEI Asset Allocation Trust                           April 1, 1996
     SEI Institutional Investments Trust                  June 14, 1996
     HighMark Funds                                       February 15, 1997
     Oak Associates Funds                                 February 27, 1998
     The Nevis Fund, Inc.                                 June 29, 1998
     CNI Charter Funds                                    April 1, 1999
     Amerindo Funds Inc.                                  July 13, 1999
     iShares Inc.                                         January 28, 2000
     iShares Trust                                        April 25, 2000
     JohnsonFamily Funds, Inc.                            November 1, 2000
     Causeway Capital Management Trust                    September 20, 2001
     The Japan Fund, Inc.                                 October 7, 2002
     TT International U.S.A. Master Trust                 October 6, 2003
     TT International U.S.A. Feeder Trust                 October 6, 2003
     AHA Investment Funds, Inc.                           April 11, 2005
     The Arbitrage Funds                                  May 17, 2005

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                       Position and Office                 Positions and Offices
Name                   with Underwriter                    with Registrant
----                   -------------------                 ---------------------
William M. Doran       Director                                    --
Carl A. Guarino        Director                                    --
Edward D. Loughlin     Director                                    --
Wayne M. Withrow       Director                                    --
Kevin Barr             President & Chief Executive Officer         --

Maxine Chou            Chief Financial Officer & Treasurer         --
Mark Greco             Chief Operations Officer                    --
John Munch             General Counsel & Secretary                 --
Karen LaTourette       Chief Compliance Officer,
                       Anti-Money Laundering Officer &
                       Assistant Secretary                         --
Mark J. Held           Senior Vice President                       --
Lori L. White          Vice President & Assistant Secretary        --
Robert Silvestri       Vice President                              --
John Coary             Vice President                              --
Michael Farrell        Vice President                              --
Joanne Nelson          Vice President                              --
Al DelPizzo            Vice President                              --

ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                              Hancock Bank and Trust
                              One Hancock Plaza
                              P.O. Box 4019
                              Gulfport, Mississippi  39502

                              Wachovia Bank, N.A.
                              Broad & Chestnut Streets
                              P.O. Box 7618
                              Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                              SEI Investment Global Funds Services
                              One Freedom Valley Drive
                              Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                              Champlain Investment Partners, LLC
                              346 Shelburne Road
                              Burlington, Vermont 05401

                              Horizon Advisers
                              One Hancock Plaza
                              P.O. Box 4019
                              Gulfport, Mississippi 39502

                              Liberty Corner Advisors, LLC
                              47 Maple Street, Suite 101
                              Summit, New Jersey  07901

                              W.H. Reaves & Co., Inc.
                              10 Exchange Place, 18th Floor
                              Jersey City, New Jersey 07302

                              Utendahl Capital Management L.P.
                              30 Broad Street, 21st Floor
                              New York, New York 10004

                              W.R. Hambrecht + Co. Asset Management, LLC
                              539 Bryant Street, Suite 100 San Francisco,
                              California 94107-1237


ITEM 29.  Management Services:

         None.


ITEM 30.  Undertakings:

         None.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 45 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of September, 2005.


                                           THE ADVISORS' INNER CIRCLE FUND II

                                                  By: /s/ James F. Volk
                                                      -------------------------
                                                      James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


       *                                Trustee              September 29, 2005
-----------------------------
John T. Cooney

       *                                Trustee              September 29, 2005
-----------------------------
William M. Doran


       *                                Trustee              September 29, 2005
-----------------------------
Robert A. Nesher

       *                                Trustee              September 29, 2005
-----------------------------
Eugene B. Peters


       *                                Trustee              September 29, 2005
-----------------------------
James M. Storey


        *                               Trustee              September 29, 2005
-----------------------------
George J. Sullivan, Jr.


        *                               Trustee              September 29, 2005
-----------------------------
Betty L. Krikorian


          *                             Trustee              September 29, 2005
-----------------------------
Charles E. Carlbom


        *                               Trustee              September 29, 2005
-----------------------------
Mitchell A. Johnson


/s/ James F. Volk                       President            September 29, 2005
-----------------------------
James F. Volk


      *                                 Controller &         September 29, 2005
------------------------------          Chief Financial
                                        Officer
Michael Lawson



*By: /s/ James F. Volk
     -------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James F. Volk                                       Date:  January 25, 2005
--------------------
James F. Volk
President

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                                    Date:  January 29, 2005
-------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ John T. Cooney                                   Date:      January 27, 2005
----------------------
John T. Cooney
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William M. Doran                                 Date:      January 25, 2005
-------------------------
William M. Doran
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Eugene B. Peters                                    Date:  February 2, 2005
-------------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                                  Date:      January 29, 2005
-------------------------
James M. Storey
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ George J. Sullivan                               Date:      January 29, 2005
------------------------------
George J. Sullivan, Jr.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Mitchell A. Johnson                              Date:      January 25, 2005
---------------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Charles E. Carlbom                                   Date: January 25, 2005
--------------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.


/s/ Betty L. Krikorian                                   Date:  January 29, 2005
-----------------------------
Betty L. Krikorian
Trustee

                       THE ADVISORS' INNER CIRCLE FUND II

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Michael Lawson                                            Date:      9/23/05
--------------------------------------
Michael Lawson
Controller and Chief Financial Officer

                                  EXHIBIT INDEX

Exhibit Number      Description
-------------       -----------

EX-99.D5            Investment Advisory Agreement dated June 14, 2005, between the Registrant and Utendahl Capital Management L.P., with
                    respect to the UCM Institutional Money Market Fund.
EX-99.D6            Investment Advisory Agreement dated August 30, 2005, between the Registrant and W.R. Hambrecht + Co. Asset Management,
                    LLC, with respect to the Hambrecht Small Cap Technology
                    Fund.
EX-99.E5            Agency Agreement dated August 10, 2004 between the
                    Registrant and DST Systems, Inc.
EX-99.G3            Revised Attachment C to the Custody Agreement dated
                    September 1, 2004, between the Registrant and Wachovia Bank,
                    National Association.
EX-99.H4            Amendment and Attachment 1 dated November 20, 3004 to the
                    Amended and Restated Administration Agreement dated November
                    12, 2002, between the Registrant and SEI Investments Global
                    Funds Services, with respect to the Champlain Small Company
                    Fund.
EX-99.H5            Amendment and Attachment 1 dated December 21, 2004 to the
                    Amended and Restated Administration Agreement dated November
                    12, 2002, between the Registrant and SEI Investments Global
                    Funds Services, with respect to the Reaves Select Research
                    Fund.
EX-99.H12           Shareholder Services Plan dated August 9, 2005.
EX-99.H13           Schedule A dated August 9, 2005 to the Shareholder Services
                    Plan dated August 9, 2005, with respect to the Hambrecht
                    Small Cap Technology Fund.
EX-99.H15           Expense Limitation Agreement between the Registrant and W.R.
                    Hambrecht + Co. Asset Management, LLC, with respect to the
                    Hambrecht Small Cap Technology Fund.
EX-99.M2            Schedule A as amended November 16, 2004 to the Distribution
                    Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Hancock Horizon Family of Funds.
EX-99.M3            Schedule B dated November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with
                    respect to the Reaves Select Research Fund.
EX-99.M4            Schedule C dated September 21, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with
                    respect to the Liberty Corner Standard & Poor's Commodity
                    Index Total Return Fund.
EX-99.M6            Schedule A dated February 23, 2005 to the Distribution Plan dated February 23, 2005, with respect to the Champlain Small
                    Company Fund.
EX-99.N2            Schedule and Certificate of Share Class Designation to the
                    Amended and Restated Rule 18f-3 Plan dated November 2004,
                    with respect to the Hambrecht Small Cap Technology Fund.
EX-99.N3            Schedule and Certificate of Share Class Designation to the
                    Amended and Restated Rule 18f-3 Plan dated November 2004,
                    with respect to the Liberty Corner Standard & Poor's
                    Commodity Index Total Return Fund.
EX-99.P4            Champlain Investment Partners, LLC Code of Ethics.
EX-99.P5            W.H. Reaves & Co., Inc. Code of Ethics.
EX-99.P6            W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics.
EX-99.P7            Liberty Corner Advisors, LLC Code of Ethics.
                                       25